UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Index VIP

Class A

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.15% for the period ended December 31, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 23.81% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 11.54%.

The difference in performance between the Fund and the Russell 2000® Index was driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks recorded a healthy gain in 2024. Although the category lagged the broader market at a time in which a narrow group of mega-cap technology companies dominated performance, it nonetheless benefited from the backdrop of positive economic growth and falling interest rates. However, a sharp sell-off in December dampened full-year returns considerably.

The growth style outperformed value for the second consecutive calendar year. The Russell 2000® Growth Index posted a robust gain of 15.15% in 2024, well ahead of the 8.05% return for the Russell 2000® Value Index.

Ten of the 11 sectors in the Russell 2000® Index gained ground on the year, with energy being the sole exception. The information technology sector led the way with a total return above 25%, and consumer staples followed closely behind. Industrials, financials, and communications services also outpaced the index. Consumer discretionary, real estate, utilities, materials, and health care, while positive in absolute terms, underperformed. At the individual stock level, the leading contributors were Super Micro Computer, Inc.,* FTAI Aviation Ltd. (0.5%), and Sprouts Farmers Markets, Inc. (0.5%), followed by Microstrategy, Inc.* and Carvana Co.* Cytokinetics, Inc. (0.1%), StoneCo Ltd. (0.3%), and Atkore Inc. (0.1%) were the largest detractors. (Contribution and detraction incorporate both a stock’s total return and its weighting in the index.)

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

The Russell 3000® Index is a broad-based index that represents the fund’s overall equity market. It replaces the Russell 2000® Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

	Class A	Russell 3000® Index	Russell 2000® Index
'14	$10,000	$10,000	$10,000
'15	$9,677	$9,722	$9,678
'15	$10,254	$10,285	$10,253
'15	$10,427	$10,180	$10,432
'15	$10,163	$10,226	$10,166
'15	$10,389	$10,368	$10,398
'15	$10,464	$10,194	$10,475
'15	$10,345	$10,365	$10,354
'15	$9,691	$9,739	$9,703
'15	$9,214	$9,455	$9,227
'15	$9,729	$10,202	$9,747
'15	$10,043	$10,258	$10,064
'15	$9,540	$10,048	$9,559
'16	$8,698	$9,481	$8,718
'16	$8,692	$9,478	$8,718
'16	$9,390	$10,145	$9,413
'16	$9,537	$10,208	$9,561
'16	$9,751	$10,391	$9,777
'16	$9,737	$10,412	$9,770
'16	$10,322	$10,825	$10,354
'16	$10,501	$10,853	$10,537
'16	$10,611	$10,870	$10,654
'16	$10,101	$10,635	$10,148
'16	$11,230	$11,111	$11,279
'16	$11,546	$11,327	$11,595
'17	$11,588	$11,541	$11,641
'17	$11,808	$11,970	$11,866
'17	$11,822	$11,978	$11,881
'17	$11,945	$12,105	$12,012
'17	$11,700	$12,229	$11,767
'17	$12,104	$12,339	$12,174
'17	$12,190	$12,572	$12,264
'17	$12,032	$12,596	$12,108
'17	$12,782	$12,903	$12,864
'17	$12,883	$13,185	$12,974
'17	$13,259	$13,585	$13,348
'17	$13,201	$13,721	$13,294
'18	$13,547	$14,444	$13,641
'18	$13,013	$13,912	$13,113
'18	$13,179	$13,633	$13,283
'18	$13,292	$13,684	$13,397
'18	$14,098	$14,071	$14,211
'18	$14,200	$14,163	$14,312
'18	$14,443	$14,633	$14,562
'18	$15,061	$15,147	$15,190
'18	$14,701	$15,172	$14,824
'18	$13,096	$14,055	$13,214
'18	$13,300	$14,336	$13,424
'18	$11,719	$13,002	$11,830
'19	$13,034	$14,118	$13,160
'19	$13,715	$14,614	$13,845
'19	$13,425	$14,828	$13,555
'19	$13,879	$15,420	$14,015
'19	$12,789	$14,422	$12,925
'19	$13,697	$15,435	$13,839
'19	$13,766	$15,664	$13,918
'19	$13,092	$15,345	$13,231
'19	$13,360	$15,614	$13,507
'19	$13,706	$15,950	$13,862
'19	$14,268	$16,557	$14,433
'19	$14,674	$17,035	$14,849
'20	$14,207	$17,016	$14,373
'20	$13,005	$15,623	$13,163
'20	$10,169	$13,475	$10,303
'20	$11,549	$15,259	$11,718
'20	$12,295	$16,075	$12,481
'20	$12,728	$16,443	$12,922
'20	$13,081	$17,376	$13,280
'20	$13,817	$18,635	$14,028
'20	$13,343	$17,957	$13,559
'20	$13,625	$17,569	$13,843
'20	$16,135	$19,706	$16,395
'20	$17,525	$20,593	$17,813
'21	$18,433	$20,501	$18,709
'21	$19,571	$21,142	$19,876
'21	$19,753	$21,900	$20,075
'21	$20,153	$23,029	$20,497
'21	$20,196	$23,134	$20,539
'21	$20,584	$23,705	$20,937
'21	$19,830	$24,105	$20,181
'21	$20,272	$24,793	$20,632
'21	$19,669	$23,680	$20,024
'21	$20,498	$25,282	$20,876
'21	$19,636	$24,897	$20,006
'21	$20,067	$25,877	$20,453
'22	$18,128	$24,355	$18,484
'22	$18,322	$23,741	$18,681
'22	$18,538	$24,512	$18,914
'22	$16,701	$22,312	$17,039
'22	$16,728	$22,282	$17,065
'22	$15,335	$20,418	$15,661
'22	$16,938	$22,333	$17,296
'22	$16,596	$21,500	$16,942
'22	$15,006	$19,506	$15,319
'22	$16,649	$21,106	$17,005
'22	$17,030	$22,208	$17,402
'22	$15,926	$20,907	$16,273
'23	$17,477	$22,347	$17,859
'23	$17,188	$21,825	$17,557
'23	$16,360	$22,408	$16,718
'23	$16,071	$22,647	$16,418
'23	$15,921	$22,735	$16,266
'23	$17,203	$24,288	$17,589
'23	$18,254	$25,158	$18,664
'23	$17,326	$24,673	$17,731
'23	$16,303	$23,497	$16,687
'23	$15,198	$22,875	$15,549
'23	$16,562	$25,008	$16,956
'23	$18,595	$26,334	$19,028
'24	$17,858	$26,626	$18,288
'24	$18,868	$28,067	$19,322
'24	$19,536	$28,973	$20,013
'24	$18,163	$27,698	$18,605
'24	$19,060	$29,006	$19,538
'24	$18,889	$29,904	$19,357
'24	$20,797	$30,460	$21,324
'24	$20,498	$31,123	$21,006
'24	$20,626	$31,767	$21,152
'24	$20,327	$31,534	$20,847
'24	$22,548	$33,632	$23,134
'24	$20,669	$32,604	$21,223

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A	11.15%	7.09%	7.53%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	422,320,581
Number of Portfolio Holdings	1,981
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	972,838

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	18%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	3.8% of Net Assets
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRA-A

R-104181-1 (02/25)

DWS Small Cap Index VIP

Class B

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$72	0.68%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 10.89% for the period ended December 31, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 23.81% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Index, returned 11.54%.

The difference in performance between the Fund and the Russell 2000® Index was driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. small-cap stocks recorded a healthy gain in 2024. Although the category lagged the broader market at a time in which a narrow group of mega-cap technology companies dominated performance, it nonetheless benefited from the backdrop of positive economic growth and falling interest rates. However, a sharp sell-off in December dampened full-year returns considerably.

The growth style outperformed value for the second consecutive calendar year. The Russell 2000® Growth Index posted a robust gain of 15.15% in 2024, well ahead of the 8.05% return for the Russell 2000® Value Index.

Ten of the 11 sectors in the Russell 2000® Index gained ground on the year, with energy being the sole exception. The information technology sector led the way with a total return above 25%, and consumer staples followed closely behind. Industrials, financials, and communications services also outpaced the index. Consumer discretionary, real estate, utilities, materials, and health care, while positive in absolute terms, underperformed. At the individual stock level, the leading contributors were Super Micro Computer, Inc.,* FTAI Aviation Ltd. (0.5%), and Sprouts Farmers Markets, Inc. (0.5%), followed by Microstrategy, Inc.* and Carvana Co.* Cytokinetics, Inc. (0.1%), StoneCo Ltd. (0.3%), and Atkore Inc. (0.1%) were the largest detractors. (Contribution and detraction incorporate both a stock’s total return and its weighting in the index.)

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

The Russell 3000® Index is a broad-based index that represents the fund’s overall equity market. It replaces the Russell 2000® Index as the Fund’s broad-based index in compliance with updated regulatory requirements.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

	Class B	Russell 3000® Index	Russell 2000® Index
'14	$10,000	$10,000	$10,000
'15	$9,676	$9,722	$9,678
'15	$10,248	$10,285	$10,253
'15	$10,422	$10,180	$10,432
'15	$10,154	$10,226	$10,166
'15	$10,380	$10,368	$10,398
'15	$10,455	$10,194	$10,475
'15	$10,330	$10,365	$10,354
'15	$9,671	$9,739	$9,703
'15	$9,195	$9,455	$9,227
'15	$9,703	$10,202	$9,747
'15	$10,016	$10,258	$10,064
'15	$9,515	$10,048	$9,559
'16	$8,668	$9,481	$8,718
'16	$8,668	$9,478	$8,718
'16	$9,358	$10,145	$9,413
'16	$9,499	$10,208	$9,561
'16	$9,711	$10,391	$9,777
'16	$9,704	$10,412	$9,770
'16	$10,279	$10,825	$10,354
'16	$10,457	$10,853	$10,537
'16	$10,560	$10,870	$10,654
'16	$10,053	$10,635	$10,148
'16	$11,176	$11,111	$11,279
'16	$11,485	$11,327	$11,595
'17	$11,526	$11,541	$11,641
'17	$11,738	$11,970	$11,866
'17	$11,752	$11,978	$11,881
'17	$11,878	$12,105	$12,012
'17	$11,628	$12,229	$11,767
'17	$12,022	$12,339	$12,174
'17	$12,108	$12,572	$12,264
'17	$11,950	$12,596	$12,108
'17	$12,688	$12,903	$12,864
'17	$12,795	$13,185	$12,974
'17	$13,153	$13,585	$13,348
'17	$13,096	$13,721	$13,294
'18	$13,433	$14,444	$13,641
'18	$12,910	$13,912	$13,113
'18	$13,075	$13,633	$13,283
'18	$13,181	$13,684	$13,397
'18	$13,972	$14,071	$14,211
'18	$14,072	$14,163	$14,312
'18	$14,313	$14,633	$14,562
'18	$14,917	$15,147	$15,190
'18	$14,553	$15,172	$14,824
'18	$12,964	$14,055	$13,214
'18	$13,166	$14,336	$13,424
'18	$11,600	$13,002	$11,830
'19	$12,895	$14,118	$13,160
'19	$13,569	$14,614	$13,845
'19	$13,274	$14,828	$13,555
'19	$13,717	$15,420	$14,015
'19	$12,642	$14,422	$12,925
'19	$13,538	$15,435	$13,839
'19	$13,606	$15,664	$13,918
'19	$12,932	$15,345	$13,231
'19	$13,197	$15,614	$13,507
'19	$13,538	$15,950	$13,862
'19	$14,084	$16,557	$14,433
'19	$14,486	$17,035	$14,849
'20	$14,016	$17,016	$14,373
'20	$12,838	$15,623	$13,163
'20	$10,030	$13,475	$10,303
'20	$11,388	$15,259	$11,718
'20	$12,122	$16,075	$12,481
'20	$12,539	$16,443	$12,922
'20	$12,886	$17,376	$13,280
'20	$13,600	$18,635	$14,028
'20	$13,144	$17,957	$13,559
'20	$13,412	$17,569	$13,843
'20	$15,882	$19,706	$16,395
'20	$17,251	$20,593	$17,813
'21	$18,124	$20,501	$18,709
'21	$19,245	$21,142	$19,876
'21	$19,423	$21,900	$20,075
'21	$19,814	$23,029	$20,497
'21	$19,845	$23,134	$20,539
'21	$20,226	$23,705	$20,937
'21	$19,486	$24,105	$20,181
'21	$19,909	$24,793	$20,632
'21	$19,306	$23,680	$20,024
'21	$20,120	$25,282	$20,876
'21	$19,274	$24,897	$20,006
'21	$19,697	$25,877	$20,453
'22	$17,784	$24,355	$18,484
'22	$17,963	$23,741	$18,681
'22	$18,175	$24,512	$18,914
'22	$16,367	$22,312	$17,039
'22	$16,380	$22,282	$17,065
'22	$15,030	$20,418	$15,661
'22	$16,599	$22,333	$17,296
'22	$16,252	$21,500	$16,942
'22	$14,683	$19,506	$15,319
'22	$16,290	$21,106	$17,005
'22	$16,663	$22,208	$17,402
'22	$15,583	$20,907	$16,273
'23	$17,100	$22,347	$17,859
'23	$16,804	$21,825	$17,557
'23	$15,994	$22,408	$16,718
'23	$15,705	$22,647	$16,418
'23	$15,546	$22,735	$16,266
'23	$16,810	$24,288	$17,589
'23	$17,821	$25,158	$18,664
'23	$16,916	$24,673	$17,731
'23	$15,918	$23,497	$16,687
'23	$14,827	$22,875	$15,549
'23	$16,158	$25,008	$16,956
'23	$18,128	$26,334	$19,028
'24	$17,422	$26,626	$18,288
'24	$18,394	$28,067	$19,322
'24	$19,046	$28,973	$20,013
'24	$17,692	$27,698	$18,605
'24	$18,578	$29,006	$19,538
'24	$18,398	$29,904	$19,357
'24	$20,253	$30,460	$21,324
'24	$19,949	$31,123	$21,006
'24	$20,073	$31,767	$21,152
'24	$19,769	$31,534	$20,847
'24	$21,929	$33,632	$23,134
'24	$20,101	$32,604	$21,223

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class B	10.89%	6.77%	7.23%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	422,320,581
Number of Portfolio Holdings	1,981
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	972,838

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	18%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	3.8% of Net Assets
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRA-B

R-104181-1 (02/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS small cap index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$37,907	$0	$8,948	$0
2023	$36,511	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$637,276	$0
2023	$0	$424,143	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$8,948	$637,276	$0	$646,224
2023	$8,948	$424,143	$0	$433,091

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024
Annual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents
3	Investment Portfolio
28	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Tax Information
40	Shareholder Meeting Results
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Small Cap Index VIP

Investment Portfolioas of December 31, 2024

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 2.7%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	1,585	48,612
AST SpaceMobile, Inc.* (a)	20,944	441,919
ATN International, Inc.	1,692	28,443
Bandwidth, Inc. "A"*	3,907	66,497
Cogent Communications Holdings, Inc.	6,891	531,089
Globalstar, Inc.*	113,943	235,862
IDT Corp. "B"	2,406	114,333
Liberty Latin America Ltd. "A"*	5,082	32,322
Liberty Latin America Ltd. "C"*	20,232	128,271
Lumen Technologies, Inc.*	158,243	840,270
Shenandoah Telecommunications Co.	7,712	97,248
		2,564,866
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"*	54,519	216,986
Atlanta Braves Holdings, Inc. "A"*	1,605	65,484
Atlanta Braves Holdings, Inc. "C"*	7,820	299,193
Cinemark Holdings, Inc.*	17,253	534,498
Eventbrite, Inc. "A"*	13,128	44,110
Golden Matrix Group, Inc.*	3,627	7,181
IMAX Corp.*	6,706	171,674
Lions Gate Entertainment Corp. "A"*	9,544	81,506
Lions Gate Entertainment Corp. "B"*	19,341	146,025
LiveOne, Inc.*	11,730	17,243
Madison Square Garden Entertainment Corp.*	6,184	220,150
Marcus Corp.	3,636	78,174
Playstudios, Inc.*	13,461	25,038
Reservoir Media, Inc.*	2,965	26,833
Sphere Entertainment Co.*	4,245	171,158
Vivid Seats, Inc. "A"* (a)	12,386	57,347
		2,162,600
Interactive Media & Services 0.6%
Bumble, Inc. "A"*	14,949	121,685
Cargurus, Inc.*	13,551	495,154
Cars.com, Inc.*	10,268	177,944
EverQuote, Inc. "A"*	3,947	78,901
fuboTV, Inc.*	50,184	63,232
Getty Images Holdings, Inc.* (a)	15,858	34,253
Grindr, Inc.*	3,875	69,130
MediaAlpha, Inc. "A"*	4,657	52,578
	Shares	Value ($)
Nextdoor Holdings, Inc.*	26,706	63,293
Outbrain, Inc.*	6,035	43,331
QuinStreet, Inc.*	8,405	193,903
Shutterstock, Inc.	3,787	114,936
System1, Inc.*	3,923	3,524
TrueCar, Inc.*	13,390	49,945
Vimeo, Inc.*	23,037	147,437
Webtoon Entertainment, Inc.*	2,397	32,551
Yelp, Inc.*	10,092	390,560
Ziff Davis, Inc.*	6,893	374,566
ZipRecruiter, Inc. "A"*	11,164	80,827
		2,587,750
Media 0.8%
Advantage Solutions, Inc.* (a)	16,906	49,365
AMC Networks, Inc. "A"*	4,957	49,074
Boston Omaha Corp. "A"*	3,809	54,012
Cable One, Inc.	881	319,028
Cardlytics, Inc.*	6,352	23,566
Clear Channel Outdoor Holdings, Inc.*	55,774	76,410
EchoStar Corp. "A"*	19,031	435,810
Emerald Holding, Inc.	2,534	12,214
Entravision Communications Corp. "A"	9,494	22,311
Gambling.com Group Ltd.*	2,840	39,987
Gannett Co., Inc.*	22,127	111,963
Gray Television, Inc.	13,358	42,078
Ibotta, Inc. "A"* (a)	2,442	158,925
iHeartMedia, Inc. "A"*	16,153	31,983
Innovid Corp.*	16,842	52,042
Integral Ad Science Holding Corp.*	11,399	119,005
John Wiley & Sons, Inc. "A"	6,240	272,750
Magnite, Inc.*	19,662	313,019
National CineMedia, Inc.*	11,272	74,846
PubMatic, Inc. "A"*	6,591	96,822
Scholastic Corp.	3,622	77,257
Sinclair, Inc.	5,062	81,701
Stagwell, Inc.*	13,396	88,146
TechTarget, Inc.*	4,134	81,936
TEGNA, Inc.	25,863	473,034
The E.W. Scripps Co. "A"*	10,351	22,876
Thryv Holdings, Inc.*	5,779	85,529
Townsquare Media, Inc. "A"	2,013	18,298
WideOpenWest, Inc.*	7,728	38,331
		3,322,318
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	10,074	81,498
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 3

	Shares	Value ($)
Spok Holdings, Inc.	2,854	45,807
Telephone & Data Systems, Inc.	15,419	525,942
		653,247
Consumer Discretionary 9.6%
Automobile Components 1.1%
Adient PLC*	13,554	233,535
American Axle & Manufacturing Holdings, Inc.*	17,900	104,357
Cooper-Standard Holdings, Inc.*	2,694	36,531
Dana, Inc.	20,391	235,720
Dorman Products, Inc.*	4,045	524,030
Fox Factory Holding Corp.*	6,609	200,054
Gentherm, Inc.*	4,803	191,760
Goodyear Tire & Rubber Co.*	44,508	400,572
Holley, Inc.*	7,454	22,511
LCI Industries	3,880	401,153
Luminar Technologies, Inc.* (a)	3,510	18,884
Modine Manufacturing Co.*	8,079	936,599
Patrick Industries, Inc.	5,067	420,966
Phinia, Inc.	6,537	314,887
Solid Power, Inc.* (a)	24,416	46,146
Standard Motor Products, Inc.	3,265	101,150
Stoneridge, Inc.*	4,281	26,842
Visteon Corp.*	4,266	378,480
XPEL, Inc. 144A*	3,929	156,924
		4,751,101
Automobiles 0.1%
Canoo, Inc.* (a)	1,112	1,567
Livewire Group, Inc.* (a)	2,875	13,829
Winnebago Industries, Inc.	4,400	210,232
		225,628
Broadline Retail 0.0%
1stdibs.com, Inc.*	4,055	14,355
Groupon, Inc.* (a)	3,611	43,874
Savers Value Village, Inc.*	3,789	38,837
		97,066
Distributors 0.0%
A-Mark Precious Metals, Inc.	2,790	76,446
GigaCloud Technology, Inc. "A"* (a)	3,750	69,450
Weyco Group, Inc.	947	35,560
		181,456
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.*	5,861	532,472
American Public Education, Inc.*	2,486	53,623
Carriage Services, Inc.	2,118	84,402
	Shares	Value ($)
Chegg, Inc.*	16,595	26,718
Coursera, Inc.*	21,450	182,325
European Wax Center, Inc. "A"*	5,238	34,938
Frontdoor, Inc.*	12,046	658,555
Graham Holdings Co. "B"	499	435,088
Kindercare Learning Companies, Inc.*	4,357	77,555
Laureate Education, Inc.*	20,353	372,256
Lincoln Educational Services Corp.*	4,065	64,308
Mister Car Wash, Inc.*	14,792	107,834
Nerdy, Inc.*	12,132	19,654
OneSpaWorld Holdings Ltd.	15,699	312,410
Perdoceo Education Corp.	10,244	271,159
Strategic Education, Inc.	3,472	324,354
Stride, Inc.*	6,658	691,966
Udemy, Inc.*	14,141	116,380
Universal Technical Institute, Inc.*	6,172	158,682
		4,524,679
Hotels, Restaurants & Leisure 2.0%
Accel Entertainment, Inc.*	8,005	85,493
Bally's Corp.*	3,807	68,107
Biglari Holdings, Inc. "B"*	123	31,278
BJ's Restaurants, Inc.* (a)	2,955	103,824
Bloomin' Brands, Inc.	12,039	146,996
Brinker International, Inc.*	6,892	911,743
Cracker Barrel Old Country Store, Inc.	3,453	182,526
Dave & Buster's Entertainment, Inc.*	5,051	147,439
Denny's Corp.*	7,779	47,063
Despegar.com Corp.*	9,608	184,954
Dine Brands Global, Inc.	2,355	70,886
El Pollo Loco Holdings, Inc.*	4,050	46,737
Empire Resorts, Inc.* (b)	587	0
Everi Holdings, Inc.*	12,666	171,118
First Watch Restaurant Group, Inc.*	4,786	89,067
Full House Resorts, Inc.* (a)	5,234	21,355
Global Business Travel Group I*	19,540	181,331
Golden Entertainment, Inc.	3,080	97,328
Hilton Grand Vacations, Inc.*	11,191	435,889
Inspired Entertainment, Inc.*	3,366	30,462
International Game Technology PLC	17,752	313,500
Jack in the Box, Inc.	3,001	124,962
Krispy Kreme, Inc.	13,379	132,853
Kura Sushi USA, Inc. "A"* (a)	927	83,968
Life Time Group Holdings, Inc.*	9,683	214,188
Lindblad Expeditions Holdings, Inc.*	5,621	66,665
The accompanying notes are an integral part of the financial statements.

4 |	DWS Small Cap Index VIP

	Shares	Value ($)
Monarch Casino & Resort, Inc.	2,005	158,194
Nathan's Famous, Inc.	446	35,060
Papa John's International, Inc.	5,181	212,784
PlayAGS, Inc.*	6,081	70,114
Portillo's, Inc. "A"*	8,433	79,270
Potbelly Corp.*	4,268	40,205
RCI Hospitality Holdings, Inc.	1,342	77,125
Red Rock Resorts, Inc. "A"	7,677	354,984
Rush Street Interactive, Inc.*	11,883	163,035
Sabre Corp.*	59,708	217,934
Shake Shack, Inc. "A"*	5,946	771,791
Six Flags Entertainment Corp.	14,512	699,333
Super Group SGHC Ltd.	23,449	146,087
Sweetgreen, Inc. "A"*	15,665	502,220
Target Hospitality Corp.*	5,126	49,543
The Cheesecake Factory, Inc. (a)	7,553	358,314
The ONE Group Hospitality, Inc.*	3,589	10,408
United Parks & Resorts, Inc.*	5,112	287,243
Vacasa, Inc. "A"* (a)	1,563	7,659
Xponential Fitness, Inc. "A"*	3,868	52,025
		8,283,060
Household Durables 1.9%
Beazer Homes U.S.A., Inc.*	4,594	126,151
Cavco Industries, Inc.*	1,296	578,314
Century Communities, Inc.	4,358	319,703
Champion Homes, Inc.*	8,388	738,983
Cricut, Inc. "A" (a)	7,406	42,214
Dream Finders Homes, Inc. "A"*	4,401	102,411
Ethan Allen Interiors, Inc.	3,553	99,875
Flexsteel Industries, Inc.	736	39,994
GoPro, Inc. "A"*	19,559	21,319
Green Brick Partners, Inc.*	4,872	275,219
Hamilton Beach Brands Holding Co. "A"	1,370	23,057
Helen of Troy Ltd.*	3,560	212,995
Hooker Furnishings Corp.	1,619	22,682
Hovnanian Enterprises, Inc. "A"*	774	103,577
Installed Building Products, Inc.	3,748	656,837
iRobot Corp.*	4,713	36,526
KB Home	10,160	667,715
Landsea Homes Corp.*	3,047	25,869
La-Z-Boy, Inc.	6,611	288,041
Legacy Housing Corp.*	1,790	44,177
LGI Homes, Inc.*	3,257	291,176
Lifetime Brands, Inc.	1,992	11,773
Lovesac Co.*	2,234	52,856
	Shares	Value ($)
M/I Homes, Inc.*	4,168	554,136
Meritage Homes Corp.	5,615	863,699
Purple Innovation, Inc.*	8,574	6,688
Sonos, Inc.*	18,796	282,692
Taylor Morrison Home Corp.*	15,996	979,115
Traeger, Inc.*	5,469	13,071
Tri Pointe Home, Inc.*	14,399	522,108
United Homes Group, Inc.*	896	3,790
Worthington Enterprises, Inc.	4,915	197,141
		8,203,904
Leisure Products 0.4%
Acushnet Holdings Corp.	4,424	314,458
AMMO, Inc.*	13,274	14,601
Clarus Corp.	4,834	21,801
Escalade, Inc.	1,507	21,520
Funko, Inc. "A"*	4,871	65,223
JAKKS Pacific, Inc.*	1,239	34,878
Johnson Outdoors, Inc. "A"	692	22,836
Latham Group, Inc.*	6,503	45,261
Malibu Boats, Inc. "A"*	3,047	114,537
Marine Products Corp.	1,298	11,903
MasterCraft Boat Holdings, Inc.*	2,595	49,487
Peloton Interactive, Inc. "A"*	55,048	478,917
Revelyst, Inc.*	9,073	174,474
Smith & Wesson Brands, Inc.	7,070	71,442
Solo Brands, Inc. "A"*	4,085	4,657
Sturm Ruger & Co., Inc.	2,558	90,476
Topgolf Callaway Brands Corp.*	22,167	174,233
		1,710,704
Specialty Retail 2.4%
1-800-Flowers.com, Inc. "A"*	3,967	32,410
Abercrombie & Fitch Co. "A"*	7,864	1,175,432
Academy Sports & Outdoors, Inc.	10,763	619,195
aka Brands Holding Corp.*	83	1,554
American Eagle Outfitters, Inc.	27,752	462,626
America's Car-Mart, Inc.*	1,110	56,887
Arhaus, Inc.	8,065	75,811
Arko Corp.	12,703	83,713
Asbury Automotive Group, Inc.*	3,073	746,831
Bark, Inc.*	20,418	37,569
Beyond, Inc.* (a)	7,195	35,471
Boot Barn Holdings, Inc.*	4,627	702,471
Build-a-bear Workshop, Inc.	1,940	89,318
Caleres, Inc.	5,359	124,114
Camping World Holdings, Inc. "A"	8,753	184,513
Citi Trends, Inc.*	977	25,646
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
Designer Brands, Inc. "A" (a)	6,581	35,143
Destination XL Group, Inc.* (a)	8,701	23,406
Evgo, Inc.*	15,991	64,764
Foot Locker, Inc.*	13,038	283,707
Genesco, Inc.*	1,677	71,692
Group 1 Automotive, Inc.	2,069	872,042
GrowGeneration Corp.*	8,491	14,350
Haverty Furniture Companies, Inc.	2,256	50,219
J Jill, Inc.	929	25,659
Lands' End, Inc.*	2,303	30,261
Leslie's, Inc.*	28,358	63,238
MarineMax, Inc.*	3,411	98,748
Monro, Inc.	4,646	115,221
National Vision Holdings, Inc.*	12,112	126,207
ODP Corp.*	5,097	115,906
OneWater Marine, Inc. "A"*	1,905	33,109
Petco Health & Wellness Co., Inc.*	13,171	50,182
RealReal, Inc.*	15,642	170,967
Revolve Group, Inc.*	6,001	200,973
RumbleON, Inc. "B"*	2,765	15,014
Sally Beauty Holdings, Inc.*	16,085	168,088
Shoe Carnival, Inc.	2,806	92,822
Signet Jewelers Ltd.	6,610	533,493
Sleep Number Corp.*	3,341	50,917
Sonic Automotive, Inc. "A"	2,296	145,452
Stitch Fix, Inc. "A"*	15,770	67,969
The Buckle, Inc.	4,826	245,209
ThredUp, Inc. "A"*	12,118	16,844
Tile Shop Holdings, Inc.* (a)	4,425	30,665
Tilly's, Inc. "A"*	2,119	9,006
Torrid Holdings, Inc.* (a)	3,093	16,176
Upbound Group, Inc.	8,359	243,832
Urban Outfitters, Inc.*	9,900	543,312
Victoria's Secret & Co.*	12,268	508,141
Warby Parker, Inc. "A"*	13,837	334,994
Winmark Corp.	457	179,633
Zumiez, Inc.*	2,400	46,008
		10,146,930
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc. "A"*	20,164	124,815
G-III Apparel Group Ltd.*	6,098	198,917
Hanesbrands, Inc.*	55,189	449,238
Kontoor Brands, Inc.	8,606	735,039
Movado Group, Inc.	2,394	47,114
Oxford Industries, Inc.	2,312	182,139
Rocky Brands, Inc.	1,178	26,858
Steven Madden Ltd.	11,340	482,177
Superior Group of Companies, Inc.	2,074	34,283
Vera Bradley, Inc.*	4,020	15,799
Wolverine World Wide, Inc.	12,408	275,458
		2,571,837
	Shares	Value ($)
Consumer Staples 2.8%
Beverages 0.3%
MGP Ingredients, Inc.	2,201	86,653
National Beverage Corp.	3,658	156,087
Primo Brands Corp. "A"	24,659	758,758
The Vita Coco Co., Inc*	6,134	226,406
		1,227,904
Consumer Staples Distribution & Retail 0.9%
Guardian Pharmacy Services, Inc. "A"*	1,344	27,229
HF Foods Group, Inc.*	6,093	19,558
Ingles Markets, Inc. "A"	2,266	146,021
Natural Grocers by Vitamin Cottage, Inc.	1,461	58,031
PriceSmart, Inc.	3,915	360,846
SpartanNash Co.	5,227	95,759
Sprouts Farmers Market, Inc.*	15,757	2,002,242
The Andersons, Inc.	5,100	206,652
The Chefs' Warehouse, Inc.*	5,463	269,435
United Natural Foods, Inc.*	9,179	250,678
Village Super Market, Inc. "A"	1,335	42,573
Weis Markets, Inc. (a)	2,569	173,973
		3,652,997
Food Products 1.0%
Alico, Inc.	1,104	28,627
B&G Foods, Inc.	12,291	84,685
Beyond Meat, Inc.* (a)	9,341	35,122
BRC, Inc. "A"*	8,222	26,064
Calavo Growers, Inc.	2,599	66,275
Cal-Maine Foods, Inc.	6,413	660,026
Dole PLC	11,691	158,296
Forafric Global PLC* (a)	793	8,128
Fresh Del Monte Produce, Inc.	5,255	174,519
Hain Celestial Group, Inc.*	13,916	85,583
J & J Snack Foods Corp.	2,388	370,450
John B. Sanfilippo & Son, Inc.	1,401	122,041
Lancaster Colony Corp.	3,060	529,808
Lifeway Foods, Inc.*	716	17,757
Limoneira Co.	2,568	62,813
Mama's Creations, Inc.*	5,175	41,193
Mission Produce, Inc.*	6,886	98,952
Seneca Foods Corp. "A"*	758	60,079
Simply Good Foods Co.*	14,268	556,167
Sunopta, Inc.*	14,714	113,298
TreeHouse Foods, Inc.*	7,362	258,627
Utz Brands, Inc.	10,273	160,875
Vital Farms, Inc.*	5,209	196,327
Westrock Coffee Co.*	5,351	34,353
WK Kellogg Co. (a)	10,255	184,488
		4,134,553
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co.*	1,496	58,045
Central Garden & Pet Co. "A"*	8,145	269,192
Energizer Holdings, Inc.	11,235	391,989
Oil-Dri Corp. of America	762	66,782
WD-40 Co.	2,132	517,394
		1,303,402
Personal Care Products 0.2%
Edgewell Personal Care Co.	7,571	254,386
Herbalife Ltd.*	15,746	105,341
Honest Co., Inc.*	12,891	89,335
Interparfums, Inc.	2,850	374,803
Medifast, Inc.*	1,657	29,196
Nature's Sunshine Products, Inc.*	1,954	28,646
Nu Skin Enterprises, Inc. "A"	7,755	53,432
Olaplex Holdings, Inc.*	22,126	38,278
The Beauty Health Co.*	12,727	20,236
USANA Health Sciences, Inc.*	1,757	63,059
Veru, Inc.*	21,144	13,754
Waldencast PLC "A"* (a)	3,826	15,380
		1,085,846
Tobacco 0.1%
Ispire Technology, Inc.* (a)	3,304	16,619
Turning Point Brands, Inc.	2,666	160,227
Universal Corp.	3,729	204,498
		381,344
Energy 5.1%
Energy Equipment & Services 2.1%
Archrock, Inc.	26,089	649,355
Atlas Energy Solutions, Inc. (a)	10,627	235,707
Borr Drilling Ltd.*	37,066	144,557
Bristow Group, Inc.*	3,816	130,889
Cactus, Inc. "A"	10,427	608,520
ChampionX Corp.	29,812	810,588
Core Laboratories, Inc.	7,351	127,246
DMC Global, Inc.*	3,167	23,277
Drilling Tools International Corp.* (a)	1,854	6,063
Expro Group Holdings NV*	14,802	184,581
Forum Energy Technologies, Inc.*	1,774	27,479
Geospace Technologies Corp.* (a)	2,012	20,160
Helix Energy Solutions Group, Inc.*	22,483	209,542
Helmerich & Payne, Inc.	15,110	483,822
Innovex International, Inc.*	5,326	74,404
Kodiak Gas Services, Inc.	5,086	207,661
Liberty Energy, Inc.	24,734	491,959
Mammoth Energy Services, Inc.*	3,702	11,106
	Shares	Value ($)
Nabors Industries Ltd.*	1,422	81,296
Natural Gas Services Group, Inc.*	1,701	45,587
Noble Corp. PLC	21,589	677,895
NPK International, Inc.*	13,059	100,163
Oceaneering International, Inc.*	15,796	411,960
Oil States International, Inc.*	9,417	47,650
Patterson-UTI Energy, Inc.	60,752	501,812
ProFrac Holding Corp. "A"* (a)	3,463	26,873
ProPetro Holding Corp.*	13,543	126,356
Ranger Energy Services, Inc. "A"	2,696	41,734
RPC, Inc.	13,216	78,503
SEACOR Marine Holdings, Inc.*	3,814	25,020
Seadrill Ltd.*	10,852	422,468
Select Water Solutions, Inc.	14,258	188,776
Solaris Energy Infrastructure, Inc.	3,907	112,444
TETRA Technologies, Inc.*	19,418	69,516
Tidewater, Inc.*	7,623	417,054
Transocean Ltd.* (a)	113,791	426,716
Valaris Ltd.*	9,632	426,120
		8,674,859
Oil, Gas & Consumable Fuels 3.0%
Aemetis, Inc.* (a)	5,788	15,570
Amplify Energy Corp.*	6,294	37,764
Ardmore Shipping Corp.	6,533	79,376
Berry Corp.	11,945	49,333
BKV Corp.*	2,215	52,673
California Resources Corp.	10,785	559,634
Centrus Energy Corp. "A"* (a)	2,262	150,672
Clean Energy Fuels Corp.*	26,495	66,502
CNX Resources Corp.*	22,798	836,003
Comstock Resources, Inc.*	14,418	262,696
CONSOL Energy, Inc.	4,577	488,274
Crescent Energy Co. "A"	25,371	370,670
CVR Energy, Inc.	5,366	100,559
Delek U.S. Holdings, Inc.	9,886	182,891
DHT Holdings, Inc.	21,095	195,973
Diversified Energy Co. PLC REG S (a)	7,452	125,194
Dorian LPG Ltd.	5,661	137,959
Empire Petroleum Corp.* (a)	2,521	19,160
Encore Energy Corp.* (a)	28,338	96,633
Energy Fuels, Inc.*	29,292	150,268
Evolution Petroleum Corp. (a)	4,805	25,130
Excelerate Energy, Inc. "A"	2,647	80,072
FLEX LNG Ltd.	4,734	108,598
FutureFuel Corp.	4,335	22,932
Golar LNG Ltd.	15,471	654,733
Granite Ridge Resources, Inc.	8,330	53,812
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Green Plains, Inc.*	9,960	94,421
Gulfport Energy Corp.*	2,025	373,005
Hallador Energy Co.*	4,004	45,846
HighPeak Energy, Inc. (a)	2,295	33,736
International Seaways, Inc.	6,396	229,872
Kinetik Holdings, Inc.	5,989	339,636
Kosmos Energy Ltd.*	72,884	249,263
Magnolia Oil & Gas Corp. "A"	27,062	632,710
Murphy Oil Corp.	22,400	677,824
NACCO Industries, Inc. "A"	702	20,934
NextDecade Corp*	18,191	140,253
Nordic American Tankers Ltd. (a)	31,638	79,095
Northern Oil and Gas, Inc.	15,501	576,017
Par Pacific Holdings, Inc.*	8,456	138,594
PBF Energy, Inc. "A"	15,686	416,463
Peabody Energy Corp.	19,772	414,026
PrimeEnergy Resources Corp.*	116	25,472
REX American Resources Corp.*	2,405	100,264
Riley Exploration Permian, Inc.	1,806	57,647
Ring Energy, Inc.*	23,654	32,169
Sable Offshore Corp.* (a)	7,856	179,902
Sandridge Energy, Inc.	5,061	59,264
Scorpio Tankers, Inc.	6,964	346,041
SFL Corp. Ltd.	20,347	207,946
Sitio Royalties Corp. "A"	12,579	241,265
SM Energy Co.	17,869	692,602
Talos Energy, Inc.*	22,596	219,407
Teekay Corp. Ltd.	8,615	59,702
Teekay Tankers Ltd. "A"	3,738	148,735
Uranium Energy Corp.*	62,349	417,115
Ur-Energy, Inc.*	55,017	63,270
Vaalco Energy, Inc.	16,417	71,742
Verde Clean Fuels, Inc.* (a)	668	2,715
Vital Energy, Inc.*	4,443	137,378
Vitesse Energy, Inc. (a)	3,874	96,850
W&T Offshore, Inc.	15,459	25,662
World Kinect Corp.	8,905	244,976
		12,814,900
Financials 18.5%
Banks 10.2%
1st Source Corp.	2,879	168,076
ACNB Corp.	1,289	51,341
Amalgamated Financial Corp.	2,778	92,980
Amerant Bancorp, Inc.	5,770	129,306
Ameris Bancorp.	10,284	643,470
Ames National Corp.	1,323	21,737
Arrow Financial Corp.	2,623	75,306
Associated Banc-Corp.	25,262	603,762
Atlantic Union Bankshares Corp.	13,985	529,752
Axos Financial, Inc.*	8,550	597,217
	Shares	Value ($)
Banc of California, Inc.	21,724	335,853
BancFirst Corp.	3,118	365,367
Bank First Corp.	1,510	149,626
Bank of Hawaii Corp.	6,121	436,060
Bank of Marin Bancorp.	2,469	58,688
Bank of NT Butterfield & Son Ltd.	6,924	253,072
Bank7 Corp.	638	29,769
BankUnited, Inc.	11,660	445,062
Bankwell Financial Group, Inc.	1,106	34,452
Banner Corp.	5,367	358,355
Bar Harbor Bankshares	2,322	71,007
BayCom Corp.	1,656	44,447
BCB Bancorp., Inc.	2,434	28,819
Berkshire Hills Bancorp., Inc.	6,682	189,969
Blue Foundry Bancorp.*	3,222	31,608
Bridgewater Bancshares, Inc.*	3,058	41,314
Brookline Bancorp., Inc.	13,746	162,203
Burke & Herbert Financial Services Corp.	2,122	132,328
Business First Bancshares, Inc.	3,747	96,298
Byline Bancorp., Inc.	4,866	141,114
Cadence Bank	28,505	981,997
California BanCorp.*	3,973	65,713
Camden National Corp.	2,257	96,464
Capital Bancorp., Inc	1,417	40,384
Capital City Bank Group, Inc.	2,123	77,808
Capitol Federal Financial, Inc.	19,392	114,607
Carter Bankshares, Inc.*	3,536	62,198
Cathay General Bancorp.	10,900	518,949
Central Pacific Financial Corp.	4,170	121,138
Chemung Financial Corp.	528	25,772
ChoiceOne Financial Services, Inc.	1,380	49,183
Citizens & Northern Corp.	2,323	43,208
Citizens Financial Services, Inc.	731	46,280
City Holding Co.	2,274	269,424
Civista Bancshares, Inc.	2,323	48,876
CNB Financial Corp.	3,195	79,428
Coastal Financial Corp.*	1,769	150,206
Colony Bankcorp, Inc.	2,637	42,561
Columbia Financial, Inc.* (a)	4,255	67,272
Community Financial System, Inc.	8,190	505,159
Community Trust Bancorp., Inc.	2,407	127,643
Community West Bancshares	2,730	52,880
ConnectOne Bancorp., Inc.	5,644	129,304
CrossFirst Bankshares, Inc.*	7,041	106,671
Customers Bancorp., Inc.*	4,631	225,437
CVB Financial Corp.	20,700	443,187
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Dime Community Bancshares, Inc.	5,534	170,087
Eagle Bancorp., Inc.	4,601	119,764
Eastern Bankshares, Inc.	30,145	520,001
Enterprise Bancorp., Inc.	1,528	60,417
Enterprise Financial Services Corp.	5,787	326,387
Equity Bancshares, Inc. "A"	2,222	94,257
Esquire Financial Holdings, Inc.	1,112	88,404
ESSA Bancorp., Inc.	1,317	25,681
Farmers & Merchants Bancorp., Inc.	1,991	58,635
Farmers National Banc Corp.	5,686	80,855
FB Financial Corp.	5,555	286,138
Fidelity D&D Bancorp, Inc.	736	35,917
Financial Institutions, Inc.	2,361	64,432
First BanCorp.	25,327	470,829
First BanCorp. - North Carolina	6,241	274,417
First Bancorp., Inc.	1,673	45,757
First Bancshares, Inc.	4,735	165,725
First Bank	3,409	47,965
First Busey Corp.	8,298	195,584
First Business Financial Services, Inc.	1,224	56,659
First Commonwealth Financial Corp.	15,778	266,964
First Community Bancshares, Inc.	2,642	110,013
First Financial Bancorp.	14,745	396,346
First Financial Bankshares, Inc.	20,351	733,654
First Financial Corp.	1,775	81,987
First Financial Northwest, Inc.	1,109	24,065
First Foundation, Inc.	9,923	61,622
First Internet Bancorp.	1,289	46,391
First Interstate BancSystem, Inc. "A"	12,414	403,083
First Merchants Corp.	9,119	363,757
First Mid Bancshares, Inc.	3,586	132,037
First of Long Island Corp.	3,393	39,630
First Western Financial, Inc.*	1,244	24,320
Five Star Bancorp.	2,594	78,053
Flagstar Financial, Inc. (a)	39,638	369,823
Flushing Financial Corp.	4,429	63,246
FS Bancorp, Inc.	1,028	42,210
Fulton Financial Corp.	28,415	547,841
FVCBankcorp, Inc.*	2,670	33,562
German American Bancorp., Inc.	4,442	178,657
Glacier Bancorp., Inc.	17,816	894,719
Great Southern Bancorp., Inc.	1,343	80,177
Greene County Bancorp., Inc.	1,183	32,793
Guaranty Bancshares, Inc.	1,198	41,451
	Shares	Value ($)
Hancock Whitney Corp.	13,565	742,277
Hanmi Financial Corp.	4,696	110,920
HarborOne Bancorp, Inc.	5,988	70,838
HBT Financial, Inc.	1,968	43,099
Heartland Financial U.S.A., Inc.	6,633	406,636
Heritage Commerce Corp.	9,269	86,943
Heritage Financial Corp.	5,245	128,502
Hilltop Holdings, Inc.	7,282	208,484
Hingham Institution For Savings	242	61,502
Home Bancorp., Inc.	1,102	50,923
Home BancShares, Inc.	29,106	823,700
HomeStreet, Inc.*	2,935	33,518
HomeTrust Bancshares, Inc.	2,300	77,464
Hope Bancorp., Inc.	18,056	221,908
Horizon Bancorp, Inc.	6,722	108,291
Independent Bank Corp.	9,742	534,381
Independent Bank Group, Inc.	5,661	343,453
International Bancshares Corp.	8,466	534,713
Investar Holding Corp.	1,514	33,247
John Marshall Bancorp, Inc.	1,953	39,216
Kearny Financial Corp.	8,760	62,021
Lakeland Financial Corp.	3,878	266,651
LCNB Corp.	2,080	31,470
LINKBANCORP, Inc.	3,545	26,517
Live Oak Bancshares, Inc.	5,420	214,361
Mercantile Bank Corp.	2,459	109,401
Metrocity Bankshares, Inc.	2,860	91,377
Metropolitan Bank Holding Corp.*	1,638	95,659
Mid Penn Bancorp, Inc.	2,326	67,082
Middlefield Banc Corp.	1,211	33,969
Midland States Bancorp., Inc.	3,192	77,885
MidWestOne Financial Group, Inc.	2,877	83,778
MVB Financial Corp.	1,790	37,053
National Bank Holdings Corp. "A"	5,769	248,413
National Bankshares, Inc.	895	25,695
NB Bancorp, Inc.*	6,058	109,407
NBT Bancorp., Inc.	7,198	343,776
Nicolet Bankshares, Inc.	2,104	220,731
Northeast Bank	1,098	100,720
Northeast Community Bancorp, Inc.	1,936	47,355
Northfield Bancorp., Inc.	5,917	68,756
Northrim BanCorp., Inc.	830	64,690
Northwest Bancshares, Inc.	19,858	261,927
Norwood Financial Corp.	1,119	30,442
Oak Valley Bancorp.	1,057	30,917
OceanFirst Financial Corp.	8,973	162,411
OFG Bancorp.	7,186	304,111
Old National Bancorp.	49,170	1,067,235
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Old Second Bancorp., Inc.	6,768	120,335
Orange County Bancorp, Inc.	799	44,400
Origin Bancorp, Inc.	4,551	151,503
Orrstown Financial Services, Inc.	2,901	106,206
Pacific Premier Bancorp., Inc.	14,966	372,953
Park National Corp.	2,258	387,089
Parke Bancorp., Inc.	1,705	34,970
Pathward Financial, Inc.	3,932	289,317
PCB Bancorp. (a)	1,703	34,469
Peapack-Gladstone Financial Corp.	2,619	83,939
Peoples Bancorp of North Carolina, Inc.	732	22,875
Peoples Bancorp., Inc.	5,385	170,651
Peoples Financial Services Corp.	1,441	73,750
Pioneer Bancorp., Inc.*	1,880	21,658
Plumas Bancorp.	843	39,840
Ponce Financial Group, Inc.* (a)	3,041	39,533
Preferred Bank	1,947	168,182
Premier Financial Corp.	5,502	140,686
Primis Financial Corp.	3,275	38,186
Princeton Bancorp, Inc.	844	29,059
Provident Bancorp, Inc.*	2,516	28,682
Provident Financial Services, Inc.	19,692	371,588
QCR Holdings, Inc.	2,551	205,713
RBB Bancorp.	2,590	53,069
Red River Bancshares, Inc.	756	40,809
Renasant Corp.	9,775	349,456
Republic Bancorp., Inc. "A"	1,283	89,643
S&T Bancorp., Inc.	5,960	227,791
Sandy Spring Bancorp., Inc.	6,874	231,723
Seacoast Banking Corp. of Florida	13,179	362,818
ServisFirst Bancshares, Inc.	7,937	672,581
Shore Bancshares, Inc.	4,738	75,097
Sierra Bancorp.	2,012	58,187
Simmons First National Corp. "A"	19,376	429,760
SmartFinancial, Inc.	2,484	76,954
South Plains Financial, Inc.	1,839	63,905
Southern First Bancshares, Inc.*	1,184	47,064
Southern Missouri Bancorp., Inc.	1,475	84,621
Southern States Bancshares, Inc.	1,310	43,636
Southside Bancshares, Inc.	4,465	141,808
SouthState Corp.	11,900	1,183,812
Stellar Bancorp, Inc.	7,675	217,586
Sterling Bancorp., Inc.*	3,460	16,470
Stock Yards Bancorp., Inc.	4,008	287,013
Texas Capital Bancshares, Inc.*	7,252	567,106
	Shares	Value ($)
The Bancorp, Inc.*	7,327	385,620
Third Coast Bancshares, Inc.*	1,762	59,820
Timberland Bancorp., Inc.	1,157	35,300
Tompkins Financial Corp.	1,979	134,236
TowneBank	10,973	373,740
TriCo Bancshares	4,990	218,063
Triumph Financial, Inc.*	3,456	314,081
TrustCo Bank Corp. NY	2,898	96,532
Trustmark Corp.	9,492	335,732
UMB Financial Corp.	7,022	792,503
United Bankshares, Inc.	20,667	776,046
United Community Banks, Inc.	18,680	603,551
Unity Bancorp., Inc.	1,114	48,582
Univest Financial Corp.	4,521	133,415
USCB Financial Holdings, Inc.	1,626	28,861
Valley National Bancorp.	73,153	662,766
Veritex Holdings, Inc.	8,180	222,169
Virginia National Bankshares Corp.	728	27,810
WaFd, Inc.	10,457	337,134
Washington Trust Bancorp., Inc.	2,650	83,077
WesBanco, Inc.	8,986	292,404
West BanCorp, Inc.	2,509	54,320
Westamerica BanCorp.	4,015	210,627
WSFS Financial Corp.	9,240	490,921
		43,002,047
Capital Markets 1.8%
AlTi Global, Inc.* (a)	5,346	23,576
Artisan Partners Asset Management, Inc. "A"	9,863	424,602
B. Riley Financial, Inc. (a)	3,111	14,279
BGC Group, Inc. "A"	56,961	516,067
Brightsphere Investment Group, Inc.	4,234	111,523
Cohen & Steers, Inc.	4,309	397,893
Diamond Hill Investment Group, Inc.	410	63,591
DigitalBridge Group, Inc.	24,849	280,297
Donnelley Financial Solutions, Inc.*	4,034	253,053
Forge Global Holdings, Inc.*	18,224	16,965
GCM Grosvenor, Inc. "A"	6,589	80,847
Hamilton Lane, Inc. "A"	6,011	889,928
MarketWise, Inc.	7,122	4,042
Moelis & Co. "A"	11,052	816,522
Open Lending Corp.*	15,988	95,448
P10, Inc. "A"	6,365	80,263
Patria Investments Ltd. "A"	8,753	101,797
Perella Weinberg Partners	8,081	192,651
Piper Sandler Companies	2,717	814,964
PJT Partners, Inc. "A"	3,647	575,533
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Silvercrest Asset Management Group, Inc. "A"	1,553	28,560
StepStone Group, Inc. "A"	10,267	594,254
StoneX Group, Inc.*	4,331	424,308
Value Line, Inc.	119	6,283
Victory Capital Holdings, Inc. "A"	6,435	421,235
Virtus Investment Partners, Inc.	1,051	231,830
WisdomTree, Inc.	21,800	228,900
		7,689,211
Consumer Finance 1.0%
Atlanticus Holdings Corp.*	853	47,580
Bread Financial Holdings, Inc.	7,771	474,497
Consumer Portfolio Services, Inc.*	1,314	14,270
Dave, Inc.*	1,253	108,911
Encore Capital Group, Inc.*	3,650	174,360
Enova International, Inc.*	3,983	381,890
FirstCash Holdings, Inc.	6,024	624,086
Green Dot Corp. "A"*	8,442	89,823
LendingClub Corp.*	17,267	279,553
LendingTree, Inc.*	1,547	59,946
Medallion Financial Corp.	3,036	28,508
Moneylion, Inc.*	1,351	116,200
Navient Corp.	12,053	160,184
Nelnet, Inc. "A"	2,220	237,118
NerdWallet, Inc. "A"*	5,475	72,818
OppFi, Inc.	2,882	22,076
PRA Group, Inc.*	6,076	126,928
PROG Holdings, Inc.	6,373	269,323
Regional Management Corp.	1,321	44,888
Upstart Holdings, Inc.*	12,277	755,895
World Acceptance Corp.*	532	59,818
		4,148,672
Financial Services 2.6%
Acacia Research Corp.*	6,132	26,613
Alerus Financial Corp.	3,552	68,340
AvidXchange Holdings, Inc.*	27,161	280,845
Banco Latinoamericano de Comercio Exterior SA	4,253	151,279
Burford Capital Ltd.	31,325	399,394
Cannae Holdings, Inc.	8,797	174,708
Cantaloupe, Inc.*	9,132	86,845
Cass Information Systems, Inc.	2,095	85,706
Compass Diversified Holdings	10,390	239,801
Enact Holdings, Inc.	4,552	147,394
Essent Group Ltd.	16,317	888,297
EVERTEC, Inc.	10,082	348,131
Federal Agricultural Mortgage Corp. "C"	1,424	280,457
Flywire Corp.*	18,882	389,347
	Shares	Value ($)
HA Sustainable Infrastructure Capital, Inc.	18,062	484,603
I3 Verticals, Inc. "A"*	3,601	82,967
International Money Express, Inc.*	4,929	102,671
Jackson Financial, Inc. "A"	11,722	1,020,752
Marqeta, Inc. "A"*	74,011	280,502
Merchants Bancorp.	2,843	103,684
Mr Cooper Group, Inc.*	9,866	947,235
NCR Atleos Corp.*	11,276	382,482
NewtekOne, Inc. (a)	3,778	48,245
NMI Holdings, Inc.*	12,244	450,089
Onity Group, Inc.*	1,032	31,693
Pagseguro Digital Ltd. "A"*	29,360	183,794
Payoneer Global, Inc.*	45,375	455,565
Paysafe Ltd.*	5,016	85,774
Paysign, Inc.*	5,141	15,526
PennyMac Financial Services, Inc.	4,178	426,741
Priority Technology Holdings, Inc.*	3,001	35,262
Radian Group, Inc.	23,700	751,764
Remitly Global, Inc.*	23,335	526,671
Repay Holdings Corp.*	13,492	102,944
Sezzle, Inc.*	364	93,111
StoneCo., Ltd. "A"*	44,736	356,546
SWK Holdings Corp.*	529	8,390
Velocity Financial, Inc.*	1,375	26,895
Walker & Dunlop, Inc.	5,028	488,772
Waterstone Financial, Inc.	2,474	33,251
		11,093,086
Insurance 2.0%
Ambac Financial Group, Inc.*	7,052	89,208
American Coastal Insurance Corp. "C"*	3,816	51,363
AMERISAFE, Inc.	2,965	152,816
Baldwin Insurance Group, Inc.*	10,418	403,802
Bowhead Specialty Holdings, Inc.*	1,798	63,865
CNO Financial Group, Inc.	16,445	611,918
Crawford & Co. "A"	2,341	27,062
Donegal Group, Inc. "A"	2,368	36,633
Employers Holdings, Inc.	3,864	197,953
Enstar Group Ltd.*	1,978	637,015
F&G Annuities & Life, Inc.	2,897	120,052
Fidelis Insurance Holdings Ltd.	8,156	147,868
Genworth Financial, Inc.*	67,189	469,651
GoHealth, Inc. "A"*	701	9,386
Goosehead Insurance, Inc. "A"*	3,514	376,771
Greenlight Capital Re Ltd. "A"*	4,254	59,556
Hamilton Insurance Group Ltd. "B"*	6,151	117,054
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
HCI Group, Inc.	1,292	150,557
Heritage Insurance Holdings, Inc.*	3,624	43,850
Hippo Holdings, Inc.*	3,160	84,593
Horace Mann Educators Corp.	6,399	251,033
Investors Title Co.	219	51,850
James River Group Holdings Ltd.	5,779	28,144
Kingsway Financial Services, Inc.*	2,325	19,460
Lemonade, Inc.* (a)	8,163	299,419
Maiden Holdings Ltd.*	13,624	23,025
MBIA, Inc.*	7,039	45,472
Mercury General Corp.	4,184	278,152
NI Holdings, Inc.*	1,163	18,259
Oscar Health, Inc. "A"*	31,141	418,535
Palomar Holdings, Inc.*	4,020	424,472
ProAssurance Corp.*	7,971	126,819
Root, Inc. "A"*	1,363	98,940
Safety Insurance Group, Inc.	2,284	188,202
Selective Insurance Group, Inc.	9,503	888,721
Selectquote, Inc.*	21,145	78,659
SiriusPoint Ltd.*	14,643	239,999
Skyward Specialty Insurance Group, Inc.*	5,798	293,031
Stewart Information Services Corp.	4,209	284,065
Tiptree, Inc.	3,907	81,500
Trupanion, Inc.*	5,150	248,230
United Fire Group, Inc.	3,277	93,231
Universal Insurance Holdings, Inc.	3,791	79,838
		8,410,029
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Advanced Flower Capital, Inc. (a)	2,753	22,933
AG Mortgage Investment Trust, Inc.	4,652	30,936
Angel Oak Mortgage REIT, Inc.	1,894	17,576
Apollo Commercial Real Estate Finance, Inc. (a)	21,585	186,926
Arbor Realty Trust, Inc. (a)	28,834	399,351
Ares Commercial Real Estate Corp.	8,243	48,551
ARMOUR Residential REIT, Inc. (a)	8,751	165,044
Blackstone Mortgage Trust, Inc. "A" (a)	27,159	472,838
BrightSpire Capital, Inc.	20,102	113,375
Chicago Atlantic Real Estate Finance, Inc.	2,723	41,989
Chimera Investment Corp.	12,596	176,344
Claros Mortgage Trust, Inc.	13,672	61,797
Dynex Capital, Inc.	12,418	157,088
	Shares	Value ($)
Ellington Financial, Inc. (a)	13,240	160,469
Franklin BSP Realty Trust, Inc.	12,831	160,901
Granite Point Mortgage Trust, Inc.	8,135	22,697
Invesco Mortgage Capital, Inc.	8,522	68,602
KKR Real Estate Finance Trust, Inc.	9,378	94,718
Ladder Capital Corp.	17,749	198,611
MFA Financial, Inc.	16,014	163,183
New York Mortgage Trust, Inc.	14,086	85,361
Nexpoint Real Estate Finance, Inc.	1,251	19,628
Orchid Island Capital, Inc. (a)	12,272	95,476
PennyMac Mortgage Investment Trust	13,577	170,934
Ready Capital Corp. (a)	25,144	171,482
Redwood Trust, Inc.	20,455	133,571
Seven Hills Realty Trust	1,986	25,977
Sunrise Realty Trust, Inc.	917	12,911
TPG RE Finance Trust, Inc.	9,275	78,838
Two Harbors Investment Corp.	16,166	191,244
		3,749,351
Health Care 16.2%
Biotechnology 8.2%
2seventy bio, Inc.*	7,788	22,897
4D Molecular Therapeutics, Inc.*	7,851	43,730
89bio, Inc.*	13,055	102,090
Absci Corp.* (a)	12,633	33,098
ACADIA Pharmaceuticals, Inc.*	18,677	342,723
ACELYRIN, Inc.*	11,606	36,443
Achieve Life Sciences, Inc.*	5,458	19,212
Acrivon Therapeutics, Inc.*	1,791	10,782
Actinium Pharmaceuticals, Inc.*	4,755	5,991
Acumen Pharmaceuticals, Inc.*	6,764	11,634
ADC Therapeutics SA*	12,962	25,794
ADMA Biologics, Inc.*	35,208	603,817
Adverum Biotechnologies, Inc.*	3,336	15,579
Aerovate Therapeutics, Inc.*	1,953	5,175
Agenus, Inc.*	3,336	9,141
Agios Pharmaceuticals, Inc.*	8,835	290,318
Akebia Therapeutics, Inc.*	33,121	62,930
Akero Therapeutics, Inc.*	10,594	294,725
Aldeyra Therapeutics, Inc.*	7,876	39,301
Alector, Inc.*	12,780	24,154
Alkermes PLC*	25,154	723,429
Allogene Therapeutics, Inc.*	19,879	42,342
Altimmune, Inc.* (a)	11,208	80,810
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
ALX Oncology Holdings, Inc.*	5,859	9,785
Amicus Therapeutics, Inc.*	45,804	431,474
AnaptysBio, Inc.*	3,370	44,619
Anavex Life Sciences Corp.* (a)	11,712	125,787
Anika Therapeutics, Inc.*	2,025	33,331
Annexon, Inc.*	15,203	77,991
Apogee Therapeutics, Inc.*	5,920	268,176
Applied Therapeutics, Inc.*	14,662	12,554
Arbutus Biopharma Corp.*	22,664	74,111
Arcellx, Inc.*	6,736	516,584
Arcturus Therapeutics Holdings, Inc.*	3,563	60,464
Arcus Biosciences, Inc.*	8,423	125,418
Arcutis Biotherapeutics, Inc.*	16,787	233,843
Ardelyx, Inc.*	36,723	186,186
ArriVent Biopharma, Inc.* (a)	4,405	117,349
Arrowhead Pharmaceuticals, Inc.*	18,639	350,413
ARS Pharmaceuticals, Inc.* (a)	7,675	80,971
Artiva Biotherapeutics, Inc.* (a)	2,270	22,882
Astria Therapeutics, Inc.*	7,209	64,448
Atossa Therapeutics, Inc.*	20,115	18,991
Aura Biosciences, Inc.*	7,213	59,291
Aurinia Pharmaceuticals, Inc.*	20,910	187,772
Avid Bioservices, Inc.*	9,702	119,820
Avidity Biosciences, Inc.*	17,350	504,538
Avita Medical, Inc.*	3,965	50,752
Beam Therapeutics, Inc.*	11,939	296,087
Bicara Therapeutics, Inc.* (a)	3,000	52,260
BioCryst Pharmaceuticals, Inc.*	32,215	242,257
Biohaven Ltd.*	13,425	501,424
Biomea Fusion, Inc.* (a)	4,393	17,045
Black Diamond Therapeutics, Inc.*	5,901	12,628
Bluebird Bio, Inc.* (a)	1,531	12,769
Blueprint Medicines Corp.*	9,934	866,443
Boundless Bio, Inc.*	2,494	7,233
Bridgebio Pharma, Inc.*	21,958	602,527
C4 Therapeutics, Inc.* (a)	9,555	34,398
Cabaletta Bio, Inc.*	6,789	15,411
CAMP4 Therapeutics Corp.*	1,009	5,267
Candel Therapeutics, Inc.* (a)	3,338	28,974
Capricor Therapeutics, Inc.* (a)	5,722	78,964
Cardiff Oncology, Inc.* (a)	6,250	27,125
CareDx, Inc.*	7,853	168,133
Cargo Therapeutics, Inc.* (a)	5,349	77,133
Caribou Biosciences, Inc.*	12,613	20,055
Cartesian Therapeutics, Inc.* (a)	1,600	28,656
	Shares	Value ($)
Catalyst Pharmaceuticals, Inc.*	17,458	364,348
Celcuity, Inc.*	5,081	66,510
Celldex Therapeutics, Inc.*	10,089	254,949
Century Therapeutics, Inc.*	7,363	7,437
CervoMed, Inc.* (a)	859	2,010
CG oncology, Inc.*	7,408	212,461
Cibus, Inc.* (a)	2,819	7,837
Climb Bio, Inc.* (a)	5,182	9,328
Cogent Biosciences, Inc.*	14,371	112,094
Coherus Biosciences, Inc.* (a)	17,544	24,211
Compass Therapeutics, Inc.*	15,606	22,629
Corbus Pharmaceuticals Holdings, Inc.* (a)	1,801	21,252
Crinetics Pharmaceuticals, Inc.*	13,706	700,788
Cullinan Therapeutics, Inc.*	8,062	98,195
Cytokinetics, Inc.*	17,866	840,417
Day One Biopharmaceuticals, Inc.*	8,065	102,184
Denali Therapeutics, Inc.*	19,417	395,718
Design Therapeutics, Inc.*	5,097	31,448
Dianthus Therapeutics, Inc.* (a)	3,767	82,121
Disc Medicine, Inc.*	3,083	195,462
Dynavax Technologies Corp.*	20,531	262,181
Dyne Therapeutics, Inc.*	12,889	303,665
Editas Medicine, Inc.*	13,132	16,678
Elevation Oncology, Inc.*	9,944	5,594
Enanta Pharmaceuticals, Inc.*	3,096	17,802
Entrada Therapeutics, Inc.*	3,900	67,431
Erasca, Inc.*	28,586	71,751
Fate Therapeutics, Inc.*	15,858	26,166
Fennec Pharmaceuticals, Inc.* (a)	3,733	23,593
Fibrobiologics, Inc.* (a)	4,476	8,952
Foghorn Therapeutics, Inc.*	4,040	19,069
Galectin Therapeutics, Inc.* (a)	3,250	4,192
Generation Bio Co.*	7,055	7,478
Geron Corp.*	92,417	327,156
Greenwich Lifesciences, Inc.* (a)	959	10,770
Gyre Therapeutics, Inc.* (a)	1,111	13,443
Halozyme Therapeutics, Inc.*	19,493	931,960
Heron Therapeutics, Inc.* (a)	18,552	28,385
HilleVax, Inc.*	4,988	10,325
Humacyte, Inc.* (a)	13,875	70,069
Ideaya Biosciences, Inc.*	13,176	338,623
IGM Biosciences, Inc.* (a)	2,489	15,208
ImmunityBio, Inc.* (a)	22,321	57,142
Immunome, Inc.*	7,963	84,567
Immunovant, Inc.*	9,056	224,317
Inhibrx Biosciences, Inc.*	1,784	27,474
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Inmune Bio, Inc.* (a)	1,958	9,144
Inovio Pharmaceuticals, Inc.* (a)	4,033	7,380
Inozyme Pharma, Inc.*	8,322	23,052
Insmed, Inc.*	26,956	1,861,042
Intellia Therapeutics, Inc.*	15,823	184,496
Invivyd, Inc.*	12,710	5,632
Iovance Biotherapeutics, Inc.*	42,910	317,534
Ironwood Pharmaceuticals, Inc.*	22,309	98,829
iTeos Therapeutics, Inc.*	4,101	31,496
Janux Therapeutics, Inc.*	4,380	234,505
Jasper Therapeutics, Inc.*	1,788	38,227
KalVista Pharmaceuticals, Inc.*	5,286	44,772
Keros Therapeutics, Inc.*	4,785	75,747
Kiniksa Pharmaceuticals International PLC*	5,972	118,126
Kodiak Sciences, Inc.*	5,061	50,357
Korro Bio, Inc.*	966	36,776
Krystal Biotech, Inc.*	3,877	607,371
Kura Oncology, Inc.*	11,256	98,040
Kymera Therapeutics, Inc.*	7,334	295,047
Kyverna Therapeutics, Inc.*	3,967	14,837
Larimar Therapeutics, Inc.*	6,639	25,693
LENZ Therapeutics, Inc. (a)	1,989	57,422
Lexeo Therapeutics, Inc.*	3,644	23,978
Lexicon Pharmaceuticals, Inc.*	18,275	13,496
Lineage Cell Therapeutics, Inc.*	22,379	11,245
Lyell Immunopharma, Inc.*	24,760	15,846
MacroGenics, Inc.*	9,510	30,907
Madrigal Pharmaceuticals, Inc.*	2,811	867,390
MannKind Corp.*	42,022	270,201
MeiraGTx Holdings PLC*	7,224	43,994
Mersana Therapeutics, Inc.*	17,594	25,159
Metagenomi, Inc.*	4,154	14,996
MiMedx Group, Inc.*	18,519	178,153
Mineralys Therapeutics, Inc.*	4,518	55,617
Mirum Pharmaceuticals, Inc.*	6,200	256,370
Monte Rosa Therapeutics, Inc.* (a)	6,415	44,520
Myriad Genetics, Inc.*	13,967	191,488
Neurogene, Inc.*	1,599	36,553
Nkarta, Inc.* (a)	8,379	20,864
Novavax, Inc.* (a)	24,073	193,547
Nurix Therapeutics, Inc.*	10,968	206,637
Nuvalent, Inc. "A"*	5,492	429,914
Ocugen, Inc.* (a)	44,474	35,802
Olema Pharmaceuticals, Inc.*	6,307	36,770
Organogenesis Holdings, Inc.*	11,186	35,795
	Shares	Value ($)
ORIC Pharmaceuticals, Inc.*	9,718	78,424
Outlook Therapeutics, Inc.* (a)	2,234	4,222
Ovid therapeutics, Inc.*	9,195	8,585
PepGen, Inc.*	2,456	9,308
Perspective Therapeutics, Inc.*	8,205	26,174
Poseida Therapeutics, Inc.*	10,726	102,970
Praxis Precision Medicines, Inc.*	2,694	207,330
Precigen, Inc.*	21,415	23,985
Prelude Therapeutics, Inc.*	1,577	2,011
Prime Medicine, Inc.* (a)	8,984	26,233
ProKidney Corp.* (a)	16,963	28,667
Protagonist Therapeutics, Inc.*	9,128	352,341
Prothena Corp. PLC*	6,678	92,490
PTC Therapeutics, Inc.*	11,889	536,669
Puma Biotechnology, Inc.*	6,653	20,292
Pyxis Oncology, Inc.*	7,757	12,101
Q32 Bio, Inc.* (a)	967	3,326
RAPT Therapeutics, Inc.*	4,548	7,186
Recursion Pharmaceuticals, Inc. "A"* (a)	38,861	262,700
REGENXBIO, Inc.*	7,267	56,174
Regulus Therapeutics, Inc.* (a)	10,060	15,895
Relay Therapeutics, Inc.*	18,931	77,996
Renovaro, Inc.* (a)	17,179	14,353
Replimune Group, Inc.*	9,525	115,348
REVOLUTION Medicines, Inc.*	26,165	1,144,457
Rhythm Pharmaceuticals, Inc.*	8,552	478,741
Rigel Pharmaceuticals, Inc.*	2,674	44,977
Rocket Pharmaceuticals, Inc.*	10,275	129,157
Sage Therapeutics, Inc.*	8,454	45,905
Sana Biotechnology, Inc.*	20,853	33,990
Savara, Inc.*	17,815	54,692
Scholar Rock Holding Corp.*	12,113	523,524
Sera Prognostics, Inc. "A"* (a)	4,362	35,507
Shattuck Labs, Inc.*	6,213	7,518
Skye Bioscience, Inc.* (a)	3,129	8,855
Soleno Therapeutics, Inc.*	3,998	179,710
Solid Biosciences, Inc.*	3,588	14,352
SpringWorks Therapeutics, Inc.*	10,741	388,072
Spyre Therapeutics, Inc.*	5,376	125,153
Stoke Therapeutics, Inc.*	5,616	61,944
Summit Therapeutics, Inc.* (a)	14,368	256,397
Sutro Biopharma, Inc.*	12,979	23,881
Syndax Pharmaceuticals, Inc.*	12,815	169,414
Tango Therapeutics, Inc.*	7,525	23,252
Taysha Gene Therapies, Inc.*	27,262	47,163
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Tenaya Therapeutics, Inc.* (a)	8,809	12,597
Tevogen Bio Holdings, Inc.* (a)	3,193	3,289
TG Therapeutics, Inc.*	21,824	656,902
Tourmaline Bio, Inc.*	3,578	72,562
Travere Therapeutics, Inc.*	11,797	205,504
TScan Therapeutics, Inc.*	6,049	18,389
Twist Bioscience Corp.*	9,106	423,156
Tyra Biosciences, Inc.*	3,206	44,563
Upstream Bio, Inc.*	2,720	44,717
UroGen Pharma Ltd.* (a)	6,027	64,188
Vanda Pharmaceuticals, Inc.*	8,913	42,693
Vaxcyte, Inc.*	19,414	1,589,230
Vera Therapeutics, Inc.*	6,931	293,112
Veracyte, Inc.*	12,007	475,477
Verastem, Inc.*	6,177	31,935
Vericel Corp.*	7,672	421,269
Verve Therapeutics, Inc.*	11,248	63,439
Vir Biotechnology, Inc.*	13,933	102,268
Viridian Therapeutics, Inc.*	11,415	218,826
Voyager Therapeutics, Inc.*	7,297	41,374
Werewolf Therapeutics, Inc.*	4,871	7,209
X4 Pharmaceuticals, Inc.* (a)	26,899	19,733
XBiotech, Inc.* (a)	2,972	11,739
Xencor, Inc.*	10,514	241,612
XOMA Royalty Corp.*	1,258	33,060
Y-mAbs Therapeutics, Inc.*	5,810	45,492
Zenas Biopharma, Inc.* (a)	2,436	19,951
Zentalis Pharmaceuticals, Inc.*	9,156	27,743
Zura Bio Ltd.* (a)	7,852	19,630
Zymeworks, Inc.*	8,550	125,172
		34,776,883
Health Care Equipment & Supplies 3.0%
Accuray, Inc.*	15,017	29,734
Alphatec Holdings, Inc.*	16,251	149,184
AngioDynamics, Inc.*	6,008	55,033
Artivion, Inc.*	6,191	177,001
AtriCure, Inc.*	7,399	226,113
Avanos Medical, Inc.*	7,094	112,936
Axogen, Inc.*	6,615	109,015
Bioventus, Inc. "A"*	6,061	63,641
Ceribell, Inc.*	1,915	49,560
Cerus Corp.*	27,766	42,760
CONMED Corp.	4,820	329,881
CVRx, Inc.*	2,189	27,735
Embecta Corp.	9,060	187,089
Fractyl Health, Inc.* (a)	5,291	10,899
Glaukos Corp.*	7,650	1,147,041
Haemonetics Corp.*	7,848	612,772
ICU Medical, Inc.*	3,352	520,130
Inari Medical, Inc.*	8,272	422,286
Inmode Ltd.*	11,238	187,675
	Shares	Value ($)
Inogen, Inc.*	3,680	33,746
Integer Holdings Corp.*	5,213	690,827
Integra LifeSciences Holdings Corp.*	10,568	239,682
iRadimed Corp.	1,250	68,750
iRhythm Technologies, Inc.*	4,886	440,571
Lantheus Holdings, Inc.*	10,767	963,216
LeMaitre Vascular, Inc.	3,173	292,360
LivaNova PLC*	8,527	394,885
Merit Medical Systems, Inc.*	8,951	865,741
Neogen Corp.*	34,107	414,059
NeuroPace, Inc.*	2,199	24,607
Nevro Corp.*	5,745	21,371
Novocure Ltd.*	16,643	495,961
Omnicell, Inc.*	7,133	317,561
OraSure Technologies, Inc.*	11,296	40,779
Orchestra BioMed Holdings, Inc.* (a)	3,725	14,900
Orthofix Medical, Inc.*	5,341	93,254
OrthoPediatrics Corp.*	2,617	60,662
Paragon 28, Inc.* (a)	7,347	75,895
PROCEPT BioRobotics Corp.*	6,966	560,902
Pulmonx Corp.*	5,883	39,946
Pulse Biosciences, Inc.*	2,854	49,688
RxSight, Inc.*	5,680	195,278
Sanara Medtech, Inc.*	615	20,418
Semler Scientific, Inc.* (a)	735	39,690
SI-BONE, Inc.*	6,406	89,812
Sight Sciences, Inc.*	5,608	20,413
STAAR Surgical Co.*	7,697	186,960
Stereotaxis, Inc.*	8,864	20,210
Surmodics, Inc.*	2,144	84,902
Tactile Systems Technology, Inc.*	3,677	62,987
Tandem Diabetes Care, Inc.*	10,261	369,601
TransMedics Group, Inc.*	5,127	319,668
Treace Medical Concepts, Inc.*	7,853	58,426
UFP Technologies, Inc.*	1,136	277,763
Utah Medical Products, Inc.	513	31,534
Varex Imaging Corp.*	6,102	89,028
Zimvie, Inc.*	4,249	59,274
Zynex, Inc.* (a)	2,395	19,184
		12,604,996
Health Care Providers & Services 2.7%
Accolade, Inc.*	11,238	38,434
AdaptHealth Corp.*	15,925	151,606
Addus HomeCare Corp.*	2,723	341,328
agilon health, Inc.*	48,603	92,346
AirSculpt Technologies, Inc.* (a)	2,042	10,598
Alignment Healthcare, Inc.*	15,629	175,826
AMN Healthcare Services, Inc.*	5,934	141,941
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Ardent Health Partners, Inc.*	1,868	31,906
Astrana Health, Inc.*	6,736	212,386
Aveanna Healthcare Holdings, Inc.*	8,123	37,122
BrightSpring Health Services, Inc.*	8,403	143,103
Brookdale Senior Living, Inc.*	29,898	150,387
Castle Biosciences, Inc.*	4,022	107,186
Community Health Systems, Inc.*	19,767	59,103
Concentra Group Holdings Parent, Inc.	17,204	340,295
CorVel Corp.*	4,160	462,842
Cross Country Healthcare, Inc.*	5,059	91,872
Docgo, Inc.*	16,162	68,527
Enhabit, Inc.*	7,807	60,973
Fulgent Genetics, Inc.*	3,179	58,716
GeneDx Holdings Corp.*	1,996	153,413
Guardant Health, Inc.*	18,447	563,556
HealthEquity, Inc.*	13,417	1,287,361
Hims & Hers Health, Inc.*	29,675	717,542
InfuSystem Holdings, Inc.*	3,075	25,984
Innovage Holding Corp.*	2,744	10,784
LifeStance Health Group, Inc.*	21,747	160,275
ModivCare, Inc.*	1,900	22,496
Nano-X Imaging Ltd.* (a)	8,603	61,942
National HealthCare Corp.	1,945	209,204
National Research Corp.	2,463	43,447
NeoGenomics, Inc.*	19,905	328,034
OPKO Health, Inc.* (a)	51,477	75,671
Option Care Health, Inc.*	26,816	622,131
Owens & Minor, Inc.*	11,785	154,030
PACS Group, Inc.*	6,038	79,158
Patterson Companies, Inc.	12,314	380,010
Pediatrix Medical Group, Inc.*	13,461	176,608
Performant Healthcare, Inc.*	10,970	33,129
Privia Health Group, Inc.*	15,939	311,608
Progyny, Inc.*	12,363	213,262
Quipt Home Medical Corp.*	6,263	19,102
RadNet, Inc.*	10,335	721,796
Select Medical Holdings Corp.	16,904	318,640
Sonida Senior Living, Inc.* (a)	729	16,825
Surgery Partners, Inc.*	11,992	253,871
Talkspace, Inc.*	19,456	60,119
The Ensign Group, Inc.	8,684	1,153,756
The Joint Corp.*	1,739	18,486
The Pennant Group, Inc.*	5,085	134,854
U.S. Physical Therapy, Inc.	2,336	207,227
Viemed Healthcare, Inc.*	5,337	42,803
		11,353,621
	Shares	Value ($)
Health Care Technology 0.3%
Definitive Healthcare Corp.*	8,538	35,091
Evolent Health, Inc. "A"*	18,031	202,849
Health Catalyst, Inc.*	9,441	66,748
HealthStream, Inc.	3,804	120,967
LifeMD, Inc.*	5,697	28,200
OptimizeRx Corp.*	3,079	14,964
Phreesia, Inc.*	8,640	217,382
Schrodinger, Inc.*	8,680	167,437
Simulations Plus, Inc.	2,522	70,339
Teladoc Health, Inc.*	26,877	244,312
Waystar Holding Corp.*	6,738	247,285
		1,415,574
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	18,101	108,515
Akoya Biosciences, Inc.* (a)	4,230	9,687
BioLife Solutions, Inc.*	5,637	146,337
ChromaDex Corp.*	7,791	41,331
Codexis, Inc.*	12,516	59,701
Conduit Pharmaceuticals, Inc.*	3,837	263
CryoPort, Inc.*	6,747	52,492
Cytek Biosciences, Inc.*	18,973	123,135
Harvard Bioscience, Inc.*	6,563	13,848
Lifecore Biomedical, Inc.*	3,517	26,131
Maravai LifeSciences Holdings, Inc. "A"*	17,413	94,901
MaxCyte, Inc.*	16,583	68,985
Mesa Laboratories, Inc.	803	105,892
Nautilus Biotechnology, Inc.*	7,810	13,121
OmniAb, Inc.*	14,184	50,211
Pacific Biosciences of California, Inc.* (a)	42,401	77,594
Quanterix Corp.*	5,588	59,400
Quantum-Si, Inc.* (a)	16,051	43,338
Standard BioTools, Inc.* (a)	45,958	80,427
		1,175,309
Pharmaceuticals 1.7%
Alto Neuroscience, Inc.*	3,539	14,970
Alumis, Inc.* (a)	2,153	16,923
Amneal Pharmaceuticals, Inc.*	24,768	196,163
Amphastar Pharmaceuticals, Inc.*	5,992	222,483
ANI Pharmaceuticals, Inc.*	2,875	158,930
Aquestive Therapeutics, Inc.*	11,740	41,794
Arvinas, Inc.*	10,032	192,313
Atea Pharmaceuticals, Inc.*	11,799	39,527
Avadel Pharmaceuticals PLC*	14,415	151,502
Axsome Therapeutics, Inc.*	5,748	486,338
BioAge Labs, Inc.* (a)	1,985	11,493
Biote Corp. "A"*	4,281	26,457
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Cassava Sciences, Inc.* (a)	6,199	14,630
Collegium Pharmaceutical, Inc.*	5,013	143,622
Contineum Therapeutics, Inc. "A"* (a)	1,637	23,982
Corcept Therapeutics, Inc.*	12,626	636,224
CorMedix, Inc.* (a)	9,457	76,602
Edgewise Therapeutics, Inc.*	11,346	302,938
Enliven Therapeutics, Inc.* (a)	5,509	123,952
Esperion Therapeutics, Inc.* (a)	29,757	65,465
Evolus, Inc.*	8,622	95,187
EyePoint Pharmaceuticals, Inc.*	10,116	75,364
Fulcrum Therapeutics, Inc.*	9,793	46,027
Harmony Biosciences Holdings, Inc.*	5,934	204,189
Harrow, Inc.*	4,771	160,067
Innoviva, Inc.*	8,606	149,314
Ligand Pharmaceuticals, Inc.*	2,699	289,198
Liquidia Corp.*	9,835	115,660
Lyra Therapeutics, Inc.*	5,729	1,182
MBX Biosciences, Inc.* (a)	1,742	32,105
MediWound Ltd.* (a)	1,269	22,588
Mind Medicine MindMed, Inc.*	12,550	87,348
Nektar Therapeutics*	28,200	26,226
Neumora Therapeutics, Inc.* (a)	13,152	139,411
Nuvation Bio, Inc.*	28,322	75,336
Ocular Therapeutix, Inc.*	24,276	207,317
Omeros Corp.* (a)	8,726	86,213
Pacira BioSciences, Inc.*	7,144	134,593
Phathom Pharmaceuticals, Inc.*	6,090	49,451
Phibro Animal Health Corp. "A"	3,151	66,171
Pliant Therapeutics, Inc.*	8,953	117,911
Prestige Consumer Healthcare, Inc.*	7,735	604,026
Rapport Therapeutics, Inc.*	1,443	25,599
Revance Therapeutics, Inc.*	16,538	50,276
Scilex Holding Co.*	10,126	4,318
scPharmaceuticals, Inc.* (a)	5,901	20,890
Septerna, Inc.*	2,886	66,089
SIGA Technologies, Inc.	7,382	44,366
Supernus Pharmaceuticals, Inc.*	7,835	283,314
Tarsus Pharmaceuticals, Inc.*	5,748	318,267
Telomir Pharmaceuticals, Inc.* (a)	2,969	12,232
Terns Pharmaceuticals, Inc.*	10,931	60,558
Theravance Biopharma, Inc.*	5,650	53,166
Third Harmonic Bio, Inc.* (a)	3,121	32,115
	Shares	Value ($)
Trevi Therapeutics, Inc.*	9,364	38,580
Ventyx Biosciences, Inc.*	9,709	21,263
Verrica Pharmaceuticals, Inc.* (a)	3,208	2,246
WaVe Life Sciences Ltd.*	14,396	178,078
Xeris Biopharma Holdings, Inc.*	21,719	73,627
Zevra Therapeutics, Inc.* (a)	8,228	68,621
		7,084,797
Industrials 17.7%
Aerospace & Defense 1.4%
AAR Corp.*	5,459	334,527
AeroVironment, Inc.*	4,386	674,962
AerSale Corp.*	5,162	32,521
Archer Aviation, Inc. "A"*	36,483	355,709
Astronics Corp.* (a)	4,547	72,570
Byrna Technologies, Inc.*	2,744	79,055
Cadre Holdings, Inc.	4,043	130,589
Ducommun, Inc.*	2,096	133,431
Eve Holding, Inc.* (a)	7,939	43,188
Intuitive Machines, Inc.*	4,744	86,151
Kratos Defense & Security Solutions, Inc.*	23,118	609,853
Leonardo DRS, Inc.*	11,503	371,662
Mercury Systems, Inc.*	8,123	341,166
Moog, Inc. "A"	4,442	874,363
National Presto Industries, Inc.	800	78,736
Park Aerospace Corp.	2,903	42,529
Redwire Corp.* (a)	3,576	58,861
Rocket Lab USA, Inc.*	54,399	1,385,542
Triumph Group, Inc.*	11,461	213,862
V2X, Inc.*	2,214	105,896
Virgin Galactic Holdings, Inc.* (a)	4,128	24,273
VirTra, Inc.*	1,711	11,549
		6,060,995
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	8,006	175,972
Forward Air Corp.*	3,892	125,517
Hub Group, Inc. "A"	9,381	418,017
Radiant Logistics, Inc.*	5,420	36,314
		755,820
Building Products 1.4%
American Woodmark Corp.*	2,435	193,656
Apogee Enterprises, Inc.	3,421	244,294
AZZ, Inc.	4,598	376,668
Caesarstone Ltd.* (a)	3,310	14,067
CSW Industrials, Inc.	2,622	925,042
Gibraltar Industries, Inc.*	4,779	281,483
Griffon Corp.	5,878	418,925
Insteel Industries, Inc.	2,894	78,167
Janus International Group, Inc.*	22,179	163,016
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
JELD-WEN Holding, Inc.*	13,341	109,263
Masterbrand, Inc.*	19,794	289,190
Quanex Building Products Corp.	7,063	171,207
Resideo Technologies, Inc.*	22,830	526,231
Tecnoglass, Inc.	3,512	278,572
UFP Industries, Inc.	9,464	1,066,120
Zurn Elkay Water Solutions Corp.	22,501	839,287
		5,975,188
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	9,889	506,119
ACCO Brands Corp.	14,525	76,256
ACV Auctions, Inc. "A"*	23,124	499,478
Aris Water Solutions, Inc. "A"	4,235	101,428
Bridger Aerospace Group Holdings, Inc.* (a)	1,484	3,161
BrightView Holdings, Inc.*	9,070	145,029
Casella Waste Systems, Inc. "A"*	9,761	1,032,811
CECO Environmental Corp.*	4,588	138,695
Cimpress PLC*	2,683	192,425
CompX International, Inc.	256	6,694
CoreCivic, Inc.*	17,032	370,276
Deluxe Corp.	6,915	156,210
Driven Brands Holdings, Inc.*	9,371	151,248
Ennis, Inc.	3,940	83,095
Enviri Corp.*	12,339	95,010
Healthcare Services Group, Inc.*	11,506	133,642
HNI Corp.	7,432	374,350
Interface, Inc.	8,961	218,200
LanzaTech Global, Inc.* (a)	17,755	24,324
Liquidity Services, Inc.*	3,337	107,752
Matthews International Corp. "A"	4,638	128,380
MillerKnoll, Inc.	10,896	246,141
Montrose Environmental Group, Inc.*	5,008	92,898
NL Industries, Inc.	1,654	12,852
OPENLANE, Inc.*	16,747	332,261
Perma-Fix Environmental Services, Inc.*	2,253	24,941
Pitney Bowes, Inc.	25,320	183,317
Quad Graphics, Inc.	5,260	36,662
Quest Resource Holding Corp.* (a)	2,748	17,862
Steelcase, Inc. "A"	14,452	170,823
The Brink's Co.	6,932	643,082
The GEO Group, Inc.*	19,903	556,886
UniFirst Corp.	2,356	403,088
Viad Corp.*	3,174	134,927
Virco Mfg. Corp.	1,655	16,964
VSE Corp.	2,753	261,810
		7,679,097
	Shares	Value ($)
Construction & Engineering 1.7%
Ameresco, Inc. "A"*	5,009	117,611
Arcosa, Inc.	7,585	733,773
Argan, Inc.	1,977	270,928
Bowman Consulting Group Ltd.* (a)	2,144	53,493
Centuri Holdings, Inc.*	2,646	51,094
Concrete Pumping Holdings, Inc.*	3,638	24,229
Construction Partners, Inc. "A"*	6,714	593,920
Dycom Industries, Inc.*	4,441	773,000
Fluor Corp.*	26,698	1,316,745
Granite Construction, Inc.	6,888	604,147
Great Lakes Dredge & Dock Corp.*	10,236	115,564
IES Holdings, Inc.*	1,287	258,636
Limbach Holdings, Inc.*	1,589	135,923
Matrix Service Co.*	4,183	50,071
MYR Group, Inc.*	2,502	372,223
Northwest Pipe Co.*	1,505	72,631
Orion Group Holdings, Inc.*	5,648	41,400
Primoris Services Corp.	8,356	638,398
Southland Holdings, Inc.* (a)	1,694	5,506
Sterling Infrastructure, Inc.*	4,666	785,988
Tutor Perini Corp.*	6,730	162,866
		7,178,146
Electrical Equipment 1.3%
Allient, Inc.	2,345	56,937
American Superconductor Corp.*	5,466	134,628
Amprius Technologies, Inc.*	2,387	6,684
Array Technologies, Inc.*	23,756	143,486
Atkore, Inc.	5,599	467,236
Blink Charging Co.* (a)	15,246	21,192
Bloom Energy Corp. "A"* (a)	31,420	697,838
ChargePoint Holdings, Inc.* (a)	61,625	65,939
Energy Vault Holdings, Inc.* (a)	16,250	37,050
EnerSys	6,252	577,872
Enovix Corp.* (a)	25,697	279,326
Fluence Energy, Inc.*	9,658	153,369
Freyr Battery, Inc.* (a)	17,899	46,179
FuelCell Energy, Inc.* (a)	2,880	26,035
GrafTech International, Ltd.*	41,142	71,176
LSI Industries, Inc.	4,464	86,691
NANO Nuclear Energy, Inc.* (a)	697	17,352
Net Power, Inc.* (a)	3,350	35,476
NEXTracker, Inc. "A"*	22,554	823,898
NuScale Power Corp.* (a)	13,248	237,537
Plug Power, Inc.* (a)	124,560	265,313
Powell Industries, Inc.	1,462	324,052
Preformed Line Products Co.	386	49,327
SES AI Corp.* (a)	20,212	44,264
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Shoals Technologies Group, Inc. "A"*	26,210	144,941
SolarMax Technology, Inc.* (a)	4,529	7,337
Solidion Technology, Inc.*	7,549	5,259
Stem, Inc.* (a)	23,550	14,201
Sunrun, Inc.*	34,168	316,054
Thermon Group Holdings, Inc.*	5,209	149,863
TPI Composites, Inc.* (a)	7,091	13,402
Ultralife Corp.*	1,604	11,950
Vicor Corp.*	3,565	172,261
		5,504,125
Ground Transportation 0.5%
ArcBest Corp.	3,680	343,418
Covenant Logistics Group, Inc.	1,274	69,446
FTAI Infrastructure, Inc.	15,630	113,474
Heartland Express, Inc.	7,275	81,625
Hertz Global Holdings, Inc.* (a)	19,410	71,041
Marten Transport Ltd.	9,025	140,880
PAMT Corp.*	1,054	17,264
Proficient Auto Logistics, Inc.*	2,431	19,618
RXO, Inc.*	24,938	594,522
Universal Logistics Holdings, Inc.	1,097	50,396
Werner Enterprises, Inc.	9,627	345,802
		1,847,486
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	4,033	97,841
Machinery 3.9%
374Water, Inc.*	9,195	6,277
3D Systems Corp.*	19,898	65,265
Alamo Group, Inc.	1,602	297,828
Albany International Corp. "A"	4,877	390,014
Astec Industries, Inc.	3,558	119,549
Atmus Filtration Technologies, Inc.	13,109	513,611
Barnes Group, Inc.	7,255	342,871
Blue Bird Corp.*	5,003	193,266
Chart Industries, Inc.*	6,720	1,282,445
Columbus McKinnon Corp.	4,427	164,861
Commercial Vehicle Group, Inc.*	5,085	12,611
Douglas Dynamics, Inc.	3,531	83,438
Eastern Co.	846	22,453
Energy Recovery, Inc.*	8,831	129,816
Enerpac Tool Group Corp.	8,500	349,265
Enpro, Inc.	3,283	566,153
ESCO Technologies, Inc.	4,051	539,634
Federal Signal Corp.	9,405	868,928
Franklin Electric Co., Inc.	7,092	691,115
	Shares	Value ($)
Gencor Industries, Inc.*	1,639	28,928
Gorman-Rupp Co.	3,266	123,847
Graham Corp.*	1,621	72,086
Greenbrier Companies, Inc.	4,793	292,325
Helios Technologies, Inc.	5,196	231,949
Hillenbrand, Inc.	10,964	337,472
Hillman Solutions Corp.*	30,640	298,434
Hyliion Holdings Corp.*	21,760	56,794
Hyster-Yale, Inc.	1,805	91,929
John Bean Technologies Corp.	7,342	933,168
Kadant, Inc.	1,834	632,712
Kennametal, Inc.	12,172	292,371
L.B. Foster Co. "A"*	1,439	38,709
Lindsay Corp.	1,693	200,299
Luxfer Holdings PLC	4,237	55,462
Mayville Engineering Co., Inc.*	2,088	32,823
Miller Industries, Inc.	1,735	113,400
Mueller Industries, Inc.	17,476	1,386,895
Mueller Water Products, Inc. "A"	24,291	546,547
NN, Inc.*	7,381	24,136
Omega Flex, Inc.	547	22,958
Park-Ohio Holdings Corp.	1,378	36,200
Proto Labs, Inc.*	3,983	155,695
REV Group, Inc.	8,025	255,757
Shyft Group, Inc.	5,297	62,187
SPX Technologies, Inc.*	7,043	1,024,897
Standex International Corp.	1,820	340,322
Taylor Devices, Inc.*	453	18,854
Tennant Co.	2,951	240,595
Terex Corp.	10,423	481,751
The Manitowoc Co., Inc.*	5,330	48,663
Titan International, Inc.*	7,777	52,806
Trinity Industries, Inc.	12,765	448,051
Twin Disc, Inc.	1,812	21,291
Wabash National Corp.	6,753	115,679
Watts Water Technologies, Inc. "A"	4,285	871,140
		16,626,532
Marine Transportation 0.3%
Costamare, Inc.	6,689	85,954
Genco Shipping & Trading Ltd.	6,549	91,293
Golden Ocean Group Ltd.	18,949	169,783
Himalaya Shipping Ltd.*	4,674	22,716
Matson, Inc.	5,121	690,515
Pangaea Logistics Solutions Ltd.	4,900	26,264
Safe Bulkers, Inc.	9,344	33,358
		1,119,883
Passenger Airlines 0.5%
Allegiant Travel Co.	2,420	227,771
Blade Air Mobility, Inc.*	9,256	39,338
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Frontier Group Holdings, Inc.*	6,519	46,350
JetBlue Airways Corp.*	48,820	383,725
Joby Aviation, Inc.* (a)	67,552	549,198
SkyWest, Inc.*	6,195	620,305
Sun Country Airlines Holdings, Inc.*	6,160	89,813
Wheels Up Experience, Inc.* (a)	14,548	24,004
		1,980,504
Professional Services 2.2%
Alight, Inc. "A"	65,554	453,634
Asure Software, Inc.*	3,770	35,476
Barrett Business Services, Inc.	3,989	173,282
BlackSky Technology, Inc.* (a)	3,905	42,135
CBIZ, Inc.*	7,495	613,316
Conduent, Inc.*	24,571	99,267
CRA International, Inc.	1,026	192,067
CSG Systems International, Inc.	4,611	235,668
DLH Holdings Corp.*	1,417	11,378
ExlService Holdings, Inc.*	24,585	1,091,082
Exponent, Inc.	7,907	704,514
First Advantage Corp.* (a)	9,348	175,088
FiscalNote Holdings, Inc.*	9,652	10,328
Forrester Research, Inc.*	1,783	27,940
Franklin Covey Co.*	1,743	65,502
Heidrick & Struggles International, Inc.	3,144	139,311
HireQuest, Inc.	827	11,710
Huron Consulting Group, Inc.*	2,746	341,218
IBEX Holdings Ltd.*	1,353	29,076
ICF International, Inc.	2,917	347,735
Innodata, Inc.*	4,210	166,379
Insperity, Inc.	5,612	434,986
Kelly Services, Inc. "A"	4,817	67,149
Kforce, Inc.	2,848	161,482
Korn Ferry	8,124	547,964
Legalzoom.com, Inc.*	19,988	150,110
Maximus, Inc.	9,405	702,083
Mistras Group, Inc.*	3,315	30,034
NV5 Global, Inc.*	8,890	167,488
Planet Labs PBC*	33,681	136,071
Resources Connection, Inc.	5,152	43,946
Spire Global, Inc.*	3,541	49,822
TriNet Group, Inc.	4,995	453,396
TrueBlue, Inc.*	4,745	39,858
TTEC Holdings, Inc.	3,010	15,020
Upwork, Inc.*	19,466	318,269
Verra Mobility Corp.*	25,765	622,998
Willdan Group, Inc.*	1,993	75,913
WNS Holdings Ltd.*	6,719	318,413
		9,301,108
	Shares	Value ($)
Trading Companies & Distributors 2.5%
Alta Equipment Group, Inc.	4,290	28,057
Applied Industrial Technologies, Inc.	6,018	1,441,130
Beacon Roofing Supply, Inc.*	9,690	984,310
BlueLinx Holdings, Inc.*	1,290	131,786
Boise Cascade Co.	6,094	724,333
Custom Truck One Source, Inc.*	7,739	37,225
Distribution Solutions Group, Inc.*	1,682	57,861
DNOW, Inc.*	16,470	214,275
DXP Enterprises, Inc.*	1,939	160,200
EVI Industries, Inc.	770	12,589
FTAI Aviation Ltd.	15,886	2,288,219
GATX Corp.	5,578	864,367
Global Industrial Co.	2,112	52,356
GMS, Inc.*	6,177	523,995
H&E Equipment Services, Inc.	5,039	246,709
Herc Holdings, Inc.	4,400	833,052
Hudson Technologies, Inc.*	6,888	38,435
Karat Packaging, Inc.	1,056	31,955
McGrath RentCorp.	3,819	427,041
MRC Global, Inc.*	13,154	168,108
Rush Enterprises, Inc. "A"	9,500	520,505
Rush Enterprises, Inc. "B" (a)	1,396	75,998
Titan Machinery, Inc.*	3,258	46,036
Transcat, Inc.*	1,404	148,459
Willis Lease Finance Corp.	452	93,813
Xometry, Inc. "A"*	6,643	283,390
		10,434,204
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	1,780	21,235
Information Technology 13.7%
Communications Equipment 0.7%
ADTRAN Holdings, Inc.*	12,288	102,359
Applied Optoelectronics, Inc.*	6,367	234,688
Aviat Networks, Inc.*	1,788	32,381
Calix, Inc.*	9,298	324,221
Clearfield, Inc.*	1,881	58,311
CommScope Holding Co., Inc.*	33,533	174,707
Digi International, Inc.*	5,587	168,895
Extreme Networks, Inc.*	20,148	337,277
Harmonic, Inc.*	17,276	228,561
Infinera Corp.*	31,991	210,181
NETGEAR, Inc.*	4,346	121,123
NetScout Systems, Inc.*	10,792	233,755
Ribbon Communications, Inc.*	14,187	59,018
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Viasat, Inc.*	19,341	164,592
Viavi Solutions, Inc.*	34,380	347,238
		2,797,307
Electronic Equipment, Instruments & Components 2.9%
908 Devices, Inc.*	3,660	8,052
Advanced Energy Industries, Inc.	5,848	676,204
Aeva Technologies, Inc.*	3,668	17,423
Arlo Technologies, Inc.*	15,264	170,804
Badger Meter, Inc.	4,597	975,116
Bel Fuse, Inc. "A"	271	24,412
Bel Fuse, Inc. "B"	1,609	132,694
Belden, Inc.	6,338	713,722
Benchmark Electronics, Inc.	5,574	253,060
Climb Global Solutions, Inc.	661	83,782
CTS Corp.	4,697	247,673
Daktronics, Inc.*	6,251	105,392
ePlus, Inc.*	4,103	303,130
Evolv Technologies Holdings, Inc.* (a)	20,705	81,785
Fabrinet*	5,703	1,253,976
FARO Technologies, Inc.*	3,033	76,917
Insight Enterprises, Inc.*	4,258	647,642
Itron, Inc.*	7,065	767,118
Kimball Electronics, Inc.*	3,902	73,084
Knowles Corp.*	13,558	270,211
Lightwave Logic, Inc.* (a)	18,708	39,287
Methode Electronics, Inc.	5,536	65,269
MicroVision, Inc.* (a)	32,673	42,802
Mirion Technologies, Inc.*	32,282	563,321
Napco Security Technologies, Inc.	5,481	194,904
nLight, Inc.*	7,293	76,503
Novanta, Inc.*	5,608	856,734
OSI Systems, Inc.*	2,481	415,394
Ouster, Inc.*	7,236	88,424
PAR Technology Corp.*	5,256	381,953
PC Connection, Inc.	1,804	124,963
Plexus Corp.*	4,192	655,964
Powerfleet, Inc. NJ*	14,810	98,635
Richardson Electronics Ltd.	1,900	26,657
Rogers Corp.*	2,937	298,428
Sanmina Corp.*	8,399	635,552
ScanSource, Inc.*	3,725	176,751
SmartRent, Inc.*	29,856	52,248
TTM Technologies, Inc.*	15,785	390,679
Vishay Intertechnology, Inc.	19,731	334,243
Vishay Precision Group, Inc.*	1,894	44,452
		12,445,360
IT Services 0.5%
Applied Digital Corp.* (a)	29,984	229,078
ASGN, Inc.*	6,755	562,962
Backblaze, Inc. "A"*	6,319	38,040
	Shares	Value ($)
BigBear.ai Holdings, Inc.* (a)	16,217	72,166
BigCommerce Holdings, Inc.Series 1*	11,082	67,822
Couchbase, Inc.*	6,215	96,892
DigitalOcean Holdings, Inc.*	10,258	349,490
Fastly, Inc. "A"*	20,407	192,642
Grid Dynamics Holdings, Inc.*	8,919	198,359
Information Services Group, Inc.	5,366	17,922
Rackspace Technology, Inc.*	10,639	23,512
The Hackett Group, Inc.	3,946	121,221
Tucows, Inc. "A"* (a)	1,200	20,568
Unisys Corp.*	10,200	64,566
		2,055,240
Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Inc. "A"*	7,993	120,694
Aehr Test Systems* (a)	4,425	73,588
Alpha & Omega Semiconductor Ltd.*	3,719	137,715
Ambarella, Inc.*	5,922	430,766
Axcelis Technologies, Inc.*	5,095	355,988
CEVA, Inc.*	3,639	114,810
Cohu, Inc.*	7,205	192,374
Credo Technology Group Holding Ltd.*	21,906	1,472,302
Diodes, Inc.*	7,134	439,954
Everspin Technologies, Inc.*	3,220	20,576
FormFactor, Inc.*	12,104	532,576
GCT Semiconductor Holding, Inc.* (a)	1,232	2,871
Ichor Holdings Ltd.*	5,169	166,545
Impinj, Inc.*	3,586	520,902
indie Semiconductor, Inc. "A"* (a)	25,474	103,170
Kulicke & Soffa Industries, Inc.	8,300	387,278
MaxLinear, Inc.*	12,502	247,290
Navitas Semiconductor Corp.* (a)	19,967	71,282
NVE Corp.	751	61,154
PDF Solutions, Inc.*	4,866	131,771
Penguin Solutions, Inc.*	8,162	156,629
Photronics, Inc.*	9,631	226,906
Power Integrations, Inc.	8,857	546,477
QuickLogic Corp.* (a)	2,180	24,634
Rambus, Inc.*	16,705	883,026
Rigetti Computing, Inc.* (a)	24,640	376,006
Semtech Corp.*	11,360	702,616
Silicon Laboratories, Inc.*	5,009	622,218
SiTime Corp.*	2,906	623,424
SkyWater Technology, Inc.*	4,352	60,058
Synaptics, Inc.*	6,185	472,039
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Ultra Clean Holdings, Inc.*	6,916	248,630
Veeco Instruments, Inc.*	8,677	232,544
		10,758,813
Software 6.6%
8x8, Inc.*	19,767	52,778
A10 Networks, Inc.	11,088	204,019
ACI Worldwide, Inc.*	16,492	856,100
Adeia, Inc.	16,979	237,366
Agilysys, Inc.*	3,524	464,146
Airship AI Holdings, Inc.* (a)	1,232	7,712
Alarm.com Holdings, Inc.*	7,406	450,285
Alkami Technology, Inc.*	8,297	304,334
Altair Engineering, Inc. "A"*	8,495	926,889
Amplitude, Inc. "A"*	12,132	127,993
Appian Corp. "A"*	6,291	207,477
Arteris, Inc.*	4,472	45,570
Asana, Inc. "A"*	12,693	257,287
Audioeye, Inc.*	1,160	17,644
Aurora Innovation, Inc.*	150,094	945,592
Avepoint, Inc.*	20,131	332,363
Bit Digital, Inc.* (a)	18,864	55,271
Blackbaud, Inc.*	6,337	468,431
BlackLine, Inc.*	9,021	548,116
Blend Labs, Inc. "A"*	37,063	156,035
Box, Inc. "A"*	22,029	696,116
Braze, Inc. "A"*	10,301	431,406
C3.ai, Inc. "A"* (a)	17,295	595,467
Cerence, Inc.*	6,385	50,122
Cipher Mining, Inc.*	31,663	146,916
Cleanspark, Inc.*	38,915	358,407
Clear Secure, Inc. "A"	13,726	365,661
Clearwater Analytics Holdings, Inc. "A"*	27,970	769,734
Commvault Systems, Inc.*	6,827	1,030,263
Consensus Cloud Solutions, Inc.*	2,846	67,906
Core Scientific, Inc.*	27,891	391,869
CS Disco, Inc.*	4,706	23,483
Daily Journal Corp.*	217	123,254
Digimarc Corp.* (a)	2,398	89,805
Digital Turbine, Inc.*	15,146	25,597
Domo, Inc. "B"*	5,319	37,658
D-Wave Quantum, Inc.* (a)	15,443	129,721
E2open Parent Holdings, Inc.*	31,789	84,559
eGain Corp.*	2,965	18,472
Enfusion, Inc. "A"*	7,763	79,959
EverCommerce, Inc.*	3,293	36,256
Freshworks, Inc. "A"*	32,315	522,534
Hut 8 Corp.*	12,664	259,485
Intapp, Inc.*	8,335	534,190
InterDigital, Inc.	3,957	766,550
Jamf Holding Corp.*	12,794	179,756
Kaltura, Inc.*	15,241	33,530
Life360, Inc.*	1,600	66,032
	Shares	Value ($)
LiveRamp Holdings, Inc.*	10,312	313,175
Logility Supply Chain Solutions, Inc. "A"	5,096	56,464
MARA Holdings, Inc.*	44,522	746,634
Matterport, Inc.*	41,476	196,596
Meridianlink, Inc.*	5,107	105,460
Mitek Systems, Inc.*	7,305	81,305
N-able, Inc.*	11,213	104,729
NCR Voyix Corp.*	22,694	314,085
NextNav, Inc.*	12,097	188,229
Olo, Inc. "A"*	16,317	125,315
ON24, Inc.*	4,289	27,707
OneSpan, Inc.*	5,911	109,590
Ooma, Inc.*	3,885	54,623
Pagaya Technologies Ltd. "A"* (a)	5,614	52,154
PagerDuty, Inc.*	13,967	255,037
Porch Group, Inc.*	12,472	61,362
Prairie Operating Co.* (a)	662	4,581
Progress Software Corp.	6,650	433,247
PROS Holdings, Inc.*	7,130	156,575
Q2 Holdings, Inc.*	9,198	925,779
Qualys, Inc.*	5,806	814,117
Rapid7, Inc.*	9,674	389,185
Red Violet, Inc.*	1,699	61,504
Rekor Systems, Inc.*	12,135	18,931
ReposiTrak, Inc. (a)	1,857	41,095
Rimini Street, Inc.*	8,204	21,905
Riot Platforms, Inc.*	44,598	455,346
Roadzen, Inc.*	5,701	12,428
Sapiens International Corp. NV	4,846	130,212
SEMrush Holdings, Inc. "A"*	5,711	67,847
Silvaco Group, Inc.* (a)	1,082	8,743
Solarwinds Corp.	8,513	121,310
SoundHound AI, Inc. "A"* (a)	48,228	956,843
SoundThinking, Inc.*	1,538	20,086
Sprinklr, Inc. "A"*	18,189	153,697
Sprout Social, Inc. "A"*	7,815	239,999
SPS Commerce, Inc.*	5,895	1,084,621
Telos Corp.*	8,944	30,588
Tenable Holdings, Inc.*	18,427	725,655
Terawulf, Inc.* (a)	41,841	236,820
Varonis Systems, Inc.*	17,237	765,840
Verint Systems, Inc.*	9,548	262,093
Vertex, Inc. "A"*	8,485	452,675
Viant Technology, Inc. "A"*	2,474	46,981
Weave Communications, Inc.*	6,195	98,624
WM Technology, Inc.*	13,563	18,717
Workiva, Inc.*	7,893	864,283
Xperi, Inc.*	7,107	72,989
Yext, Inc.*	16,619	105,697
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
Zeta Global Holdings Corp. "A"*	27,947	502,767
Zuora, Inc. "A"*	21,768	215,939
		27,890,300
Technology Hardware, Storage & Peripherals 0.5%
Composecure, Inc. "A"	3,849	59,005
Corsair Gaming, Inc.*	7,103	46,951
CPI Card Group, Inc.*	751	22,447
Diebold Nixdorf, Inc.*	3,933	169,276
Eastman Kodak Co.*	9,585	62,973
Immersion Corp.	4,808	41,974
IonQ, Inc.* (a)	31,436	1,313,082
Turtle Beach Corp.*	2,545	44,054
Xerox Holding Corp.	18,150	153,005
		1,912,767
Materials 4.2%
Chemicals 1.8%
AdvanSix, Inc.	3,976	113,276
American Vanguard Corp.	4,134	19,140
Arcadium Lithium PLC*	169,412	869,084
Arq, Inc.*	4,348	32,914
Asp Isotopes, Inc.* (a)	8,042	36,430
Aspen Aerogels, Inc.*	9,642	114,547
Avient Corp.	14,118	576,861
Balchem Corp.	5,054	823,777
Cabot Corp.	8,385	765,634
Core Molding Technologies, Inc.*	1,251	20,692
Ecovyst, Inc.*	18,130	138,513
H.B. Fuller Co.	8,559	577,561
Hawkins, Inc.	3,025	371,077
Ingevity Corp.*	5,689	231,827
Innospec, Inc.	3,898	429,014
Intrepid Potash, Inc.*	1,673	36,672
Koppers Holdings, Inc.	3,172	102,773
Kronos Worldwide, Inc.	3,387	33,023
LSB Industries, Inc.*	8,242	62,557
Mativ Holdings, Inc.	8,510	92,759
Minerals Technologies, Inc.	4,948	377,087
Northern Technologies International Corp.	1,253	16,903
Orion SA	9,002	142,142
Perimeter Solutions, Inc.*	20,900	267,102
PureCycle Technologies, Inc.* (a)	19,271	197,528
Quaker Chemical Corp.	2,158	303,760
Rayonier Advanced Materials, Inc.*	9,974	82,285
Sensient Technologies Corp.	6,581	468,962
Stepan Co.	3,320	214,804
Tronox Holdings PLC	18,522	186,517
Valhi, Inc.	368	8,608
		7,713,829
	Shares	Value ($)
Construction Materials 0.5%
Knife River Corp.*	8,883	902,868
Smith-Midland Corp.* (a)	712	31,656
Summit Materials, Inc. "A"*	18,924	957,554
United States Lime & Minerals, Inc.	1,647	218,623
		2,110,701
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	22,801	68,631
Greif, Inc. "A"	3,901	238,429
Greif, Inc. "B"	749	50,820
Myers Industries, Inc.	5,676	62,663
O-I Glass, Inc*	24,171	262,014
Pactiv Evergreen, Inc.	6,388	111,598
Ranpak Holdings Corp.*	6,787	46,694
TriMas Corp.	6,361	156,417
		997,266
Metals & Mining 1.6%
Alpha Metallurgical Resources, Inc.*	1,717	343,606
Arch Resources, Inc.	2,749	388,214
Caledonia Mining Corp. PLC	2,557	24,061
Carpenter Technology Corp.	7,445	1,263,491
Century Aluminum Co.*	8,259	150,479
Coeur Mining, Inc.*	61,780	353,382
Commercial Metals Co.	17,833	884,517
Compass Minerals International, Inc.	5,394	60,683
Constellium SE*	20,232	207,783
Contango ORE, Inc.*	1,661	16,643
Critical Metals Corp.* (a)	1,177	7,992
Dakota Gold Corp.*	10,753	23,657
Hecla Mining Co.	91,829	450,880
i-80 Gold Corp.* (a)	50,619	24,550
Ivanhoe Electric, Inc.*	13,059	98,595
Kaiser Aluminum Corp.	2,500	175,675
Lifezone Holdings Ltd.* (a)	5,777	40,150
MAC Copper Ltd "A"* (a)	8,478	90,036
Materion Corp.	3,222	318,591
Metallus, Inc.*	6,660	94,106
Novagold Resources, Inc.*	38,467	128,095
Olympic Steel, Inc.	1,561	51,216
Perpetua Resources Corp.*	6,017	64,201
Piedmont Lithium, Inc.* (a)	2,902	25,363
Radius Recycling, Inc.	4,102	62,432
Ramaco Resources, Inc. "A"	4,197	43,061
Ramaco Resources, Inc. "B"	919	9,078
Ryerson Holding Corp.	4,219	78,094
SSR Mining, Inc.*	31,703	220,653
SunCoke Energy, Inc.	13,019	139,303
Tredegar Corp.*	4,170	32,026
Universal Stainless & Alloy Products, Inc.*	1,392	61,290
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Warrior Met Coal, Inc.	8,107	439,724
Worthington Steel, Inc.	5,063	161,105
		6,532,732
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,556	76,092
Sylvamo Corp.	5,443	430,106
		506,198
Real Estate 6.0%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,306	200,568
Alpine Income Property Trust, Inc.	1,903	31,951
American Assets Trust, Inc.	7,457	195,821
Armada Hoffler Properties, Inc.	12,240	125,215
Broadstone Net Lease, Inc.	29,511	468,045
CTO Realty Growth, Inc.	4,512	88,932
Empire State Realty Trust, Inc. "A"	21,232	219,114
Essential Properties Realty Trust, Inc.	27,444	858,448
Gladstone Commercial Corp.	6,559	106,518
Global Net Lease, Inc.	31,274	228,300
NexPoint Diversified Real Estate Trust	5,287	32,251
One Liberty Properties, Inc.	2,473	67,365
		2,622,528
Health Care REITs 0.7%
American Healthcare REIT, Inc.	23,780	675,828
CareTrust REIT, Inc.	29,053	785,884
Community Healthcare Trust, Inc.	4,240	81,450
Diversified Healthcare Trust	34,027	78,262
Global Medical REIT, Inc.	9,459	73,023
LTC Properties, Inc.	7,007	242,092
National Health Investors, Inc.	6,553	454,123
Sabra Health Care REIT, Inc.	37,002	640,875
Strawberry Fields REIT, Inc.	952	10,034
Universal Health Realty Income Trust	1,991	74,085
		3,115,656
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	35,612	546,644
Braemar Hotels & Resorts, Inc.	10,298	30,894
Chatham Lodging Trust	7,432	66,516
DiamondRock Hospitality Co.	32,255	291,263
Pebblebrook Hotel Trust	18,608	252,138
RLJ Lodging Trust	23,745	242,436
Ryman Hospitality Properties, Inc.	9,174	957,215
Service Properties Trust	25,475	64,707
	Shares	Value ($)
Summit Hotel Properties, Inc.	16,280	111,518
Sunstone Hotel Investors, Inc.	31,765	376,098
Xenia Hotels & Resorts, Inc.	15,898	236,244
		3,175,673
Industrial REITs 0.4%
Industrial Logistics Properties Trust	10,335	37,723
Innovative Industrial Properties, Inc.	4,409	293,816
LXP Industrial Trust	45,422	368,826
Plymouth Industrial REIT, Inc.	6,221	110,734
Terreno Realty Corp.	14,950	884,143
		1,695,242
Office REITs 0.7%
Brandywine Realty Trust	26,455	148,148
City Office REIT, Inc.	6,317	34,870
COPT Defense Properties	17,608	544,968
Douglas Emmett, Inc.	25,248	468,603
Easterly Government Properties, Inc.	15,136	171,945
Franklin Street Properties Corp.	15,634	28,610
Hudson Pacific Properties, Inc.	21,243	64,366
JBG SMITH Properties	12,706	195,291
NET Lease Office Properties *	2,344	73,156
Orion Office REIT, Inc.	8,935	33,149
Paramount Group, Inc.	28,766	142,104
Peakstone Realty Trust	5,652	62,568
Piedmont Office Realty Trust, Inc. "A"	19,278	176,394
Postal Realty Trust, Inc. "A"	3,529	46,053
SL Green Realty Corp.	11,024	748,750
		2,938,975
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	207	3,039
Anywhere Real Estate, Inc.*	15,286	50,444
Compass, Inc. "A"*	56,991	333,397
Cushman & Wakefield PLC*	35,803	468,303
eXp World Holdings, Inc. (a)	12,762	146,891
Forestar Group, Inc.*	2,997	77,682
FRP Holdings, Inc.*	2,070	63,404
Kennedy-Wilson Holdings, Inc.	17,764	177,462
Marcus & Millichap, Inc.	3,645	139,458
Maui Land & Pineapple Co., Inc.*	1,228	26,992
Newmark Group, Inc. "A"	20,570	263,502
Offerpad Solutions, Inc.* (a)	1,687	4,808
Opendoor Technologies, Inc.*	98,389	157,422
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
RE/MAX Holdings, Inc. "A"*	2,855	30,463
Real Brokerage, Inc.*	15,697	72,206
Redfin Corp.*	18,676	146,980
Star Holdings*	1,930	18,779
Stratus Properties, Inc.*	861	17,874
Tejon Ranch Co.*	3,300	52,470
The RMR Group, Inc. "A"	2,378	49,082
The St. Joe Co.	5,623	252,641
Transcontinental Realty Investors, Inc. *	185	5,515
		2,558,814
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	21,976	199,762
BRT Apartments Corp. (a)	1,764	31,805
Centerspace	2,592	171,461
Clipper Realty, Inc.	2,020	9,252
Elme Communities	13,753	210,008
Independence Realty Trust, Inc.	35,353	701,403
NexPoint Residential Trust, Inc.	3,529	147,336
UMH Properties, Inc.	11,322	213,759
Veris Residential, Inc.	12,258	203,851
		1,888,637
Retail REITs 1.4%
Acadia Realty Trust	18,308	442,321
Alexander's, Inc.	332	66,420
Cbl & Associates Properties, Inc.	3,468	101,994
Curbline Properties Corp.	14,857	344,980
FrontView REIT, Inc.	2,233	40,484
Getty Realty Corp.	7,884	237,545
Inventrust Properties Corp.	12,097	364,483
Kite Realty Group Trust	33,948	856,848
NETSTREIT Corp.	12,166	172,149
Phillips Edison & Co., Inc.	19,189	718,820
Retail Opportunity Investments Corp.	19,356	336,020
Saul Centers, Inc.	1,658	64,330
SITE Centers Corp.	7,444	113,819
Tanger, Inc.	16,649	568,230
The Macerich Co.	36,980	736,642
Urban Edge Properties	19,699	423,528
Whitestone REIT	7,701	109,123
		5,697,736
Specialized REITs 0.4%
Farmland Partners, Inc. (a)	6,855	80,615
Four Corners Property Trust, Inc.	15,119	410,330
Gladstone Land Corp.	5,237	56,821
Outfront Media, Inc.	23,592	418,522
PotlatchDeltic Corp.	12,440	488,270
	Shares	Value ($)
Safehold, Inc.	8,082	149,355
Uniti Group, Inc.	38,002	209,011
		1,812,924
Utilities 2.7%
Electric Utilities 0.8%
ALLETE, Inc.	9,074	587,995
Genie Energy Ltd. "B"	2,044	31,866
Hawaiian Electric Industries, Inc.*	25,910	252,104
MGE Energy, Inc.	5,703	535,854
Otter Tail Corp.	6,472	477,892
Portland General Electric Co.	16,288	710,483
TXNM Energy, Inc.	14,063	691,478
		3,287,672
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A"	18,760	750,588
Chesapeake Utilities Corp.	3,464	420,356
New Jersey Resources Corp.	15,361	716,591
Northwest Natural Holding Co.	6,029	238,507
ONE Gas, Inc.	8,813	610,300
RGC Resources, Inc.	1,291	25,897
Southwest Gas Holdings, Inc.	9,522	673,301
Spire, Inc.	8,897	603,484
		4,039,024
Independent Power & Renewable Electricity Producers 0.2%
Altus Power, Inc.*	12,027	48,950
Montauk Renewables, Inc.* (a)	10,307	41,022
Ormat Technologies, Inc.	9,026	611,241
Sunnova Energy International, Inc.* (a)	17,154	58,838
		760,051
Multi-Utilities 0.4%
Avista Corp.	12,265	449,267
Black Hills Corp.	10,962	641,496
Northwestern Energy Group, Inc.	9,635	515,087
Unitil Corp.	2,489	134,879
		1,740,729
Water Utilities 0.4%
American States Water Co.	5,838	453,729
Cadiz, Inc.*	6,601	34,325
California Water Service Group	9,319	422,430
Consolidated Water Co., Ltd.	2,346	60,738
Global Water Resources, Inc.	1,753	20,160
Middlesex Water Co.	2,748	144,627
Pure Cycle Corp.*	3,223	40,868
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
SJW Group	5,219	256,879
York Water Co.	2,190	71,657
		1,505,413
Total Common Stocks (Cost $354,855,609)		418,908,278
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $9,896)		10,287
Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/26/2029* (b)	278	0
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b)	278	0
Total Warrants (Cost $0)		0

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.159% (d), 3/27/2025 (e) (Cost $247,496)	250,000	247,556

	Shares	Value ($)
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (f) (g) (Cost $13,956,783)	13,956,783	13,956,783
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.52% (f) (Cost $2,894,238)	2,894,238	2,894,238

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $371,964,022)	103.2	436,017,142
Other Assets and Liabilities, Net	(3.2)	(13,696,561)
Net Assets	100.0	422,320,581
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (f) (g)
12,035,567	1,921,216 (h)	—	—	—	370,715	—	13,956,783	13,956,783
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.52% (f)
6,216,347	85,382,778	88,704,887	—	—	319,786	—	2,894,238	2,894,238
18,251,914	87,303,994	88,704,887	—	—	690,501	—	16,851,021	16,851,021

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" are including pending sales amounting to $0 that are also on loan (see Notes to Financial Statements). The value of securities loaned at December 31,
2024 amounted to $13,065,876, which is 3.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	3/21/2025	30	3,465,245	3,374,700	(90,545)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$418,908,278	$—	$0	$418,908,278
Other Investments	—	—	0	0
Rights	—	—	10,287	10,287
Warrants	—	—	0	0
Government & Agency Obligations	—	247,556	—	247,556
Short-Term Investments (a)	16,851,021	—	—	16,851,021
Total	$435,759,299	$247,556	$10,287	$436,017,142
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(90,545)	$—	$—	$(90,545)
Total	$(90,545)	$—	$—	$(90,545)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $355,113,001) — including $13,065,876 of securities loaned	$419,166,121
Investment in DWS Government & Agency Securities Portfolio (cost $13,956,783)*	13,956,783
Investment in DWS Central Cash Management Government Fund (cost $2,894,238)	2,894,238
Cash	156,324
Receivable for investments sold	55,771
Receivable for Fund shares sold	6,867
Dividends receivable	428,465
Affiliated securities lending income receivable	18,443
Receivable for variation margin on futures contracts	3,191
Other assets	8,147
Total assets	436,694,350
Liabilities
Payable upon return of securities loaned	13,956,783
Payable for investments purchased	136,301
Payable for Fund shares redeemed	52,794
Accrued management fee	88,664
Accrued Trustees' fees	4,106
Other accrued expenses and payables	135,121
Total liabilities	14,373,769
Net assets, at value	$422,320,581
Net Assets Consist of
Distributable earnings (loss)	86,330,016
Paid-in capital	335,990,565
Net assets, at value	$422,320,581
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($390,118,110 ÷ 26,867,617 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.52
Class B
Net Asset Value, offering and redemption price per share ($32,202,471 ÷ 2,217,863 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.52

*	Represents collateral on securities loaned.
for the year ended December 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $12,450)	$4,993,025
Interest	20,398
Income distributions — DWS Central Cash Management Government Fund	319,786
Affiliated securities lending income	370,715
Total income	5,703,924
Expenses:
Management fee	1,136,823
Administration fee	393,828
Services to shareholders	3,416
Record keeping fee (Class B)	14,293
Distribution service fee (Class B)	81,393
Custodian fee	20,420
Professional fees	57,228
Reports to shareholders	41,118
Trustees' fees and expenses	16,882
Other	44,347
Total expenses before expense reductions	1,809,748
Expense reductions	(165,672)
Total expenses after expense reductions	1,644,076
Net investment income	4,059,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,408,604
Futures	416,743
24,825,347
Change in net unrealized appreciation (depreciation) on:
Investments	15,126,317
Futures	(455,449)
14,670,868
Net gain (loss)	39,496,215
Net increase (decrease) in net assets resulting from operations	$43,556,063
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,059,848	$4,483,456
Net realized gain (loss)	24,825,347	10,982,128
Change in net unrealized appreciation (depreciation)	14,670,868	43,686,765
Net increase (decrease) in net assets resulting from operations	43,556,063	59,152,349
Distributions to shareholders:
Class A	(14,517,748)	(12,013,165)
Class B	(1,179,476)	(1,116,011)
Total distributions	(15,697,224)	(13,129,176)
Fund share transactions:
Class A
Proceeds from shares sold	74,600,875	54,020,227
Reinvestment of distributions	14,517,748	12,013,165
Payments for shares redeemed	(84,690,525)	(78,163,938)
Net increase (decrease) in net assets from Class A share transactions	4,428,098	(12,130,546)
Class B
Proceeds from shares sold	1,161,198	3,681,935
Reinvestment of distributions	1,179,476	1,116,011
Payments for shares redeemed	(5,735,882)	(8,477,180)
Net increase (decrease) in net assets from Class B share transactions	(3,395,208)	(3,679,234)
Increase (decrease) in net assets	28,891,729	30,213,393
Net assets at beginning of period	393,428,852	363,215,459
Net assets at end of period	$422,320,581	$393,428,852

Other Information
Class A
Shares outstanding at beginning of period	26,423,969	27,216,715
Shares sold	5,340,257	4,361,225
Shares issued to shareholders in reinvestment of distributions	1,134,199	1,033,835
Shares redeemed	(6,030,808)	(6,187,806)
Net increase (decrease) in Class A shares	443,648	(792,746)
Shares outstanding at end of period	26,867,617	26,423,969
Class B
Shares outstanding at beginning of period	2,450,375	2,748,606
Shares sold	84,403	298,593
Shares issued to shareholders in reinvestment of distributions	91,931	95,877
Shares redeemed	(408,846)	(692,701)
Net increase (decrease) in Class B shares	(232,512)	(298,231)
Shares outstanding at end of period	2,217,863	2,450,375
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Financial Highlights
DWS Small Cap Index VIP — Class A
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.63	$12.12	$18.63	$17.39	$16.97
Income (loss) from investment operations:
Net investment income[a]	.14	.16	.15	.13	.14
Net realized and unrealized gain (loss)	1.31	1.79	(3.83)	2.41	2.03
Total from investment operations	1.45	1.95	(3.68)	2.54	2.17
Less distributions from:
Net investment income	(.17 )	(.14 )	(.14 )	(.16 )	(.17 )
Net realized gains	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)
Total distributions	(.56 )	(.44 )	(2.83)	(1.30)	(1.75)
Net asset value, end of period	$14.52	$13.63	$12.12	$18.63	$17.39
Total Return (%)[b]	11.15	16.76	(20.64)	14.50	19.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	390	360	330	426	387
Ratio of expenses before expense reductions (%)[c]	.42	.42	.42	.47	.50
Ratio of expenses after expense reductions (%)[c]	.38	.37	.39	.39	.39
Ratio of net investment income (%)	1.02	1.26	1.08	.69	.99
Portfolio turnover rate (%)	20	14	18	26	23

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

DWS Small Cap Index VIP — Class B
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.62	$12.12	$18.63	$17.39	$16.97
Income (loss) from investment operations:
Net investment income[a]	.10	.12	.11	.08	.10
Net realized and unrealized gain (loss)	1.32	1.79	(3.83)	2.41	2.04
Total from investment operations	1.42	1.91	(3.72)	2.49	2.14
Less distributions from:
Net investment income	(.13 )	(.11 )	(.10 )	(.11 )	(.14 )
Net realized gains	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)
Total distributions	(.52 )	(.41 )	(2.79)	(1.25)	(1.72)
Net asset value, end of period	$14.52	$13.62	$12.12	$18.63	$17.39
Total Return (%)[b]	10.89	16.33	(20.89)	14.18	19.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	33	33	43	37
Ratio of expenses before expense reductions (%)[c]	.72	.73	.72	.76	.79
Ratio of expenses after expense reductions (%)[c]	.68	.67	.67	.67	.66
Ratio of net investment income (%)	.72	.95	.79	.42	.71
Portfolio turnover rate (%)	20	14	18	26	23

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

32 |	DWS Small Cap Index VIP

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of December 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS Small Cap Index VIP	| 33

As of December 31, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$13,956,739	$—	$—	$—	$13,956,739
Rights	44	—	—	—	44
Total Borrowings	$13,956,783	$—	$—	$—	$13,956,783
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$13,956,783
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2024, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$7,331,962
Undistributed long-term capital gains	$22,866,562
Net unrealized appreciation (depreciation) on investments	$56,131,492
At December 31, 2024, the aggregate cost of investments for federal income tax purposes was $379,885,628. The net unrealized appreciation for all investments based on tax cost was $56,131,492. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $125,808,850 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $69,677,358.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2024	2023
Distributions from ordinary income*	$4,629,616	$4,111,904
Distributions from long-term capital gains	$11,067,608	$9,017,272

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

34 |	DWS Small Cap Index VIP

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2024, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,375,000 to $7,296,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(90,545)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Small Cap Index VIP	| 35

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$416,743
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(455,449)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $79,771,330 and $85,324,963, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2024 through April 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.67%
Effective May 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.38%
Class B	.68%
For the year ended December 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$152,522
Class B	13,150
$165,672
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed

36 |	DWS Small Cap Index VIP

and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $393,828, of which $35,926 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2024, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2024
Class B	$81,393	$7,146
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2024
Class A	$1,686	$285
Class B	320	54
	$2,006	$339
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,515, of which $3,270 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended December 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $19,746.
E.
Ownership of the Fund
At December 31, 2024, four Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 32%,20%, 14% and 10%, respectively. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 41%, 22% and 19%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2024.

DWS Small Cap Index VIP	| 37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds (the “Trust”)), including the investment portfolio, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2025

38 |	DWS Small Cap Index VIP

Tax Information (Unaudited)
The Fund paid distributions of $0.39 per share from net long-term capital gains during its year ended December 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $25,283,000 as capital gain dividends for its year ended December 31, 2024.
For corporate shareholders, 78% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2024, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.

DWS Small Cap Index VIP	| 39

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Small Cap Index VIP was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	28,483,615.445	4,208,778.930	0.000
Mary Schmid Daugherty	28,512,413.982	4,179,980.393	0.000
Keith R. Fox	31,289,084.396	1,403,309.979	0.000
Chad D. Perry	28,681,353.975	4,011,040.400	0.000
Rebecca W. Rimel	28,507,262.268	4,185,132.107	0.000
Catherine Schrand	28,550,656.320	4,141,738.055	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
*
Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

40 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

DWS Small Cap Index VIP	| 41

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

42 |	DWS Small Cap Index VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
vit-scif-BFE2024

DWS Small Cap Index VIP	| 43

vit-scif-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/18/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/18/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/18/2025